--------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the year ended April 30, 1998, Merrill Lynch Premier Institutional Fund's net yield was 5.55%. The Fund's seven-day net annualized yield as of April 30, 1998 was 5.51%. The average portfolio maturity for Merrill Lynch Premier Institutional Fund at April 30, 1998 was 73 days, compared to 66 days at October 31, 1997.

     During the six months ended April 30, 1998, Merrill Lynch Premier Institutional Fund's average life ranged from a low of 55 days to a high of 88 days. This wide range is a reflection of both asset fluctuation and our generally constructive view. During the same period, the Fund's asset size ranged from a high of $7.3 billion to a low of $4.7 billion.

     We attempted to maintain the Fund's average life near the longer end of the allowed spectrum because we believed that the Federal Reserve Board would keep monetary policy on hold and that the US economy would moderate as a result of the Asian financial crisis. We employed a barbelled portfolio strategy emphasizing a combination of overnight investments and securities maturing in six months - one year. Given the liquidity characteristics of our shareholders, and considering the potential for spikes in the Federal Funds rate at quarter-ends, we believed it was prudent to maintain an overnight cash position in the range of 15%-25% of net assets. We viewed variable rate securities as an attractive alternative to short-term money market securities. We favored floating rate notes linked to the three-month Treasury bill as spreads temporarily widened as a result of "safe haven" buying of Treasury securities.

     Looking ahead, we believe that tight labor markets and a slight increase in wage inflation have the Federal Reserve Board on heightened alert. If the expected economic slowdown does not occur, there may be some upward pressure on interest rates by summer.

     Merrill Lynch Institutional Fund

     For the year ended April 30, 1998, Merrill Lynch Institutional Fund's net yield was 5.43%. The Fund's seven-day net annualized yield as of April 30, 1998 was 5.44%. The average portfolio maturity for Merrill Lynch Institutional Fund at April 30, 1998 was 75 days, unchanged from 75 days at October 31, 1997.

     During the six months ended April 30, 1998, Merrill Lynch Institutional Fund's average life ranged from a low of 60 days to a high of 83 days. Our stance remained constructive throughout the period; therefore, we maintained the Fund's average life at the longer end of the allowable spectrum. We believed that the Federal Reserve Board would keep monetary policy on hold as the impact of the Asian financial crisis was assessed, and as long as there was no material acceleration of inflationary pressures. The relative stability of the Fund's asset base allowed us to decrease our overnight position in favor of 60-day and 90-day commercial paper. We also purchased bank securities maturing in six months to one year at favorable spreads to US Treasury securities with similar maturities. We viewed variable rate securities, such as floating rate notes linked to the one-month - three-month London Interbank Offered Rate (LIBOR), as an attractive alternative to short-term money market securities. We also favored floating rate notes linked to the three-month Treasury bill as spreads temporarily widened as a result of "safe haven" buying of Treasury securities.

     Looking ahead, we believe that tight labor markets and a slight increase in wage inflation have the Federal Reserve Board on heightened alert. If the expected economic slowdown does not occur, we believe there may be some upward pressure on interest rates by summer.

Merrill Lynch Government Fund

     For the year ended April 30, 1998, Merrill Lynch Government Fund's net yield was 5.35%. The Fund's seven-day net annualized yield as of April 30, 1998 was 5.29%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 1998 was 58 days, compared to 54 days at October 31, 1997.

     For the six months ended April 30, 1998, Merrill Lynch Government Fund's average life ranged from a low of 49 days to a high of 60 days. In spite of a strong domestic economy, modest inflation and unrest in Asia kept the Federal Reserve Board on the sidelines. For the most part, we maintained the Fund's exposure toward the upper end of the allowable range. We used one-year agency securities because their yields mirrored those attainable in the two-year note sector. Additionally, we increased the Fund's holdings in callable securities as market volatility provided opportunities. In the front end, we used short-term discount notes and repurchase agreements for liquidity. As a hedge against rising interest rates, we added to the Fund's floating rate position, emphasizing LIBOR-based issues.

Merrill Lynch Treasury Fund

     For the year ended April 30, 1998, the Merrill Lynch Treasury Fund's net yield was 5.12%. The Fund's seven-day net annualized yield as of April 30, 1998 was 5.11%. The average portfolio maturity of Merrill Lynch Treasury Fund at April 30, 1998 was 60 days, compared to 59 days at October 31, 1997.

     During the six months ended April 30, Merrill Lynch Treasury Fund's average life ranged from a low of 48 days to a high of 60 days. Our stance was consistent with an unchanged Federal Reserve Board monetary policy and lower Treasury issuance. As issuance in Treasury bills continued to decline, we held a greater portion of the Fund's assets in Treasury notes for yield while Treasury bills provided liquidity. April cash management bills offered the Fund an attractive investment with little yield curve risk. Recently, reinvestment of these securities steepened the front end of the Treasury market even further. As a result, we will continue to keep the Fund's average life toward the high end of the allowable range.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund's net yield was 3.53%. The Fund's seven-day net annualized yield as of April 30, 1998 was 3.90%. The average portfolio maturity of Merrill Lynch Institutional Tax-Exempt Fund at April 30, 1998 was 42 days, compared to 48 days at October 31, 1997.

     During the six-month period ended April 30, 1998, we continued to employ a neutral investment strategy. This approach proved to be correct as economic statistics continued to be contradictory with tight labor conditions and strong economic growth being offset by benign inflation data. In addition, the economy was complicated by the Asian currency crisis, its impact on our economic growth and the uncertainty surrounding the Federal Reserve Board's direction toward monetary policy.

     Despite our neutral strategy, we allowed the average life of the Fund, which began the six-month period in the 50-day range, to decline to the 35-day range by the end of the period. During the first two months of the period, the Fund began to experience a new surge in assets as a steady increase in subscriptions allowed the Fund to grow approximately 39% to over $2 billion. With most of the annual short-term municipal note issuance already placed in the market, the only alternatives for investment opportunities were tax-exempt commercial paper (TECP) and variable rate demand notes (VRDN). The Fund initially purchased VRDNs to seek to take advantage of the spike in VRDN yields that typically occurs at year-end as remarketing agents try to maintain low inventory levels. Since yields on these products do not remain high indefinitely as supply imbalances in the first quarter drove yields to lower levels, we began pursuing TECP as an alternative. We purchased TECP to try to stabilize the Fund's yield as VRDN's yields declined. As the supply imbalances increased in February, VRDN's yields declined to a level that began to negatively effect the yield of the Fund. This ultimately provided the catalyst for cross-over investors to seek the higher-yielding taxable market. The Fund's net assets subsequently declined approximately 20% to the $1.6 billion range. For the remainder of the period, we continued to pursue a balance of primarily VRDNs and TECP. We increased the Fund's percentage of TECP over municipal notes due to the limited supply of municipal notes, which combined with a very flat yield curve provided little incentive to participate in the longer-term municipal note market.

     Overall, our investment strategy allowed us to take advantage of market conditions as they presented themselves during the six-month period ended April 30, 1998. These strategies and the timing of their implementation helped the Fund perform well during the year while offering an attractive tax-exempt yield to our shareholders. In addition, we were able to handle the increased market volatility with a limited effect on the performance of the Fund.

     We expect to continue to maintain a neutral approach to the market during the upcoming months. With economic statistics still indicating a strong economy and labor conditions getting tighter, there still remains uncertainty as to whether the Federal Reserve Board will elect to adjust monetary policy despite benign inflationary data and conditions in Asia. However, we will look to this upcoming period as an opportunity to purchase longer-term municipal notes to seek to take advantage of yield levels offered by an anticipated seasonal increase in municipal issuance. In addition, these municipal note purchases will help stabilize the Fund's yield as VRDNs continue to fluctuate during periods of supply imbalances. At the same time, we expect these purchases to give us an opportunity to diversify the Fund's holdings. We will continue to monitor and adjust our strategy as economic conditions change. We will also continue to closely monitor credit quality while seeking to offer an attractive tax-exempt yield.

     We thank you for your continued interest in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Robert W. Crook
    Robert W. Crook
    President and Trustee
    Merrill Lynch Funds For Institutions Series

/s/ Kevin Schiatta
    Kevin Schiatta
    Vice President and Portfolio Manager
    Merrill Lynch Institutional Tax-Exempt Fund

/s/ P. Michael Walsh
    P. Michael Walsh
    Vice President and Portfolio Manager
    Merrill Lynch Premier Institutional Fund
    Merrill Lynch Institutional Fund


/s/ John Ng
    John Ng
    Vice President and Portfolio Manager
    Merrill Lynch Government Fund
    Merrill Lynch Treasury Fund

    May 28, 1998

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                          Interest     Maturity       Value
                     Face Amount                                            Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
U.S.                 $10,000,000  U.S. Treasury Notes .................. 5.50%         03/31/00   $  9,960,937
Government &           3,750,000  Federal Home Loan Banks .............. 6.40          06/03/99      3,768,900
Agency                 7,960,000  Federal Home Loan Banks .............. 6.15          07/09/99      7,987,653
Issues -- 2.9%        11,000,000  Federal Home Loan Banks .............. 5.99          08/11/99     11,020,779
                      25,000,000  Federal Home Loan Banks .............. 5.86          01/20/00     25,023,500
                      10,000,000  Federal Home Loan Banks .............. 5.67          01/20/00      9,980,000
                      15,000,000  Federal Home Loan Banks .............. 5.75          03/16/00     14,985,000
                      20,000,000  Federal Home Loan Banks .............. 5.87          03/17/00     20,021,000
                       7,000,000  Federal Home Loan Mortgage Corp....... 6.10          09/10/99      7,024,864
                      15,000,000  Federal Home Loan Mortgage Corp....... 5.98          11/24/99     15,030,000
                      10,000,000  Federal National Mortgage Assoc. ..... 5.72          08/28/98      9,999,990
                      10,000,000  Federal National Mortgage Assoc. ..... 5.95          08/05/99     10,013,350
                       4,700,000  Federal National Mortgage Assoc. ..... 5.88          08/10/99      4,702,547
                      10,000,000  Federal National Mortgage Assoc. ..... 5.98          09/23/99     10,021,850
                      21,000,000  Student Loan Marketing Assoc. ........ 6.00          12/16/99     21,069,300
                      13,450,000  Student Loan Marketing Assoc. ........ 5.81          01/27/00     13,452,959
---------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government & Agency
                                  Issues (Cost $193,749,719) ...........                           194,062,629
---------------------------------------------------------------------------------------------------------------
U.S.                  63,800,000  Federal Home Loan Banks .............. 5.54          10/20/98     63,791,251
Government            75,000,000  Federal Home Loan Banks .............. 5.51          03/26/99     74,966,199
Agency                50,000,000  Federal Home Loan Banks .............. 5.51          04/01/99     49,977,055
Issues --             59,000,000  Federal National Mortgage Assoc. ..... 5.54          10/20/98     58,987,878
Variable              85,000,000  Federal National Mortgage Assoc. ..... 5.46          01/21/99     84,969,144
Rate -- 11.0%         31,000,000  Federal National Mortgage Assoc. ..... 5.46          03/03/99     30,988,305
                      50,000,000  Federal National Mortgage Assoc. ..... 5.54          04/09/99     49,976,507
                      10,000,000  Federal National Mortgage Assoc. ..... 5.32          07/26/99      9,979,133
                      18,000,000  Federal National Mortgage Assoc. ..... 5.32          09/22/99     17,955,620
                      48,000,000  Federal National Mortgage Assoc. ..... 5.57          10/27/99     47,966,340
                      24,000,000  Student Loan Marketing Assoc. ........ 5.54          11/25/98     23,994,711
                      30,000,000  Student Loan Marketing Assoc. ........ 5.59          08/02/99     29,907,577
                      50,000,000  Student Loan Marketing Assoc. ........ 5.47          01/12/00     49,984,343
                      60,000,000  Student Loan Marketing Assoc. ........ 5.54          02/02/00     59,974,672
                      76,000,000  Student Loan Marketing Assoc. ........ 5.52          02/04/00     75,967,818
---------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $729,386,553) ..................                           729,386,553
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                       Face Amount                                           Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
Certificates of       $ 25,000,000  Bank of America N.T. & S.A. .......... 5.60%       01/12/99    $ 24,949,062
Deposit -- 5.3%         25,000,000  Bankers Trust Company ................ 5.55        02/24/99      24,934,793
                        50,000,000  Bankers Trust Company ................ 5.66        02/26/99      49,912,869
                        25,000,000  Bankers Trust Company ................ 5.65        03/19/99      24,946,978
                        25,000,000  Bankers Trust Company ................ 5.68        04/06/99      24,945,592
                        23,000,000  Chase Manhattan Bank ................. 5.87        07/21/98      23,000,359
                        20,000,000  Morgan Guaranty Trust Co. of NY ...... 5.80        07/28/98      19,997,593
                        40,000,000  Morgan Guaranty Trust Co. of NY ...... 5.77        10/07/98      39,981,411
                        50,000,000  Morgan Guaranty Trust Co. of NY ...... 5.55        02/02/99      49,871,502
                        68,000,000  World Savings Bank, FSB .............. 5.59        05/06/98      68,000,086
---------------------------------------------------------------------------------------------------------------
                                    Total Certificates of Deposit
                                    (Cost $350,928,950) ..................                          350,540,245
---------------------------------------------------------------------------------------------------------------
Certificates of        100,000,000  Bankers Trust Company ................ 5.57        02/19/99      99,941,603
Deposit --              75,000,000  Bankers Trust Company ................ 5.57        03/18/99      74,974,111
Variable                25,000,000  National City Bank, Kentucky ......... 5.55        01/20/99      24,990,959
Rate -- 3.0%
---------------------------------------------------------------------------------------------------------------
                                    Total Certificates of Deposit
                                    Variable Rate --
                                    (Cost $199,906,673) ..................                          199,906,673
---------------------------------------------------------------------------------------------------------------
Euro                    25,000,000  Bayerische Hypotheken-und
Certificates of                      Wechsel-Bank AG, London ............. 5.66        04/07/99      24,941,182
Deposit -- 0.4%
---------------------------------------------------------------------------------------------------------------
                                     Total Euro Certificates of Deposit
                                     (Cost $25,002,041) ..................                           24,941,182
---------------------------------------------------------------------------------------------------------------
Yankee                  15,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/27/98      14,997,092
Certificates of         50,000,000  Bank of Nova Scotia, Portland ........ 5.89        08/27/98      50,006,901
Deposit -- 10.6%        24,000,000  Bayerische Landesbank
                                     Girozentrale, NY .................... 5.64        03/15/99      23,945,588
                        28,000,000  Canadian Imperial Bank of
                                     Commerce, NY ........................ 5.55        02/10/99      27,923,297
                        50,000,000  Commerzbank AG, NY ................... 5.54        02/02/99      49,860,429
                        38,000,000  Deutsche Bank AG, NY ................. 5.94        10/22/98      38,012,634
                        50,000,000  Deutsche Bank AG, NY ................. 5.67        03/26/99      49,903,183
                        20,000,000  Generale Bank S.A./N.V., NY .......... 5.81        07/31/98      19,998,124
                        15,000,000  Landesbank Hessen-Thuringen
                                     Girozentrale, NY .................... 6.00        06/09/98      14,999,234
                       100,000,000  Norinchukin Bank, NY ................. 5.77        07/01/98      99,961,887

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                    Face Amount                                              Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
Yankee              $50,000,000  Societe Generale, NY .................... 5.84%        07/24/98   $ 49,998,241
Certificates of      23,000,000  Societe Generale, NY .................... 5.87         10/05/98     22,998,548
Deposit              25,000,000  Societe Generale, NY .................... 5.55         02/09/99     24,931,575
(continued)          25,000,000  Societe Generale, NY .................... 5.58         02/10/99     24,937,117
                     50,000,000  Societe Generale, NY .................... 5.68         03/22/99     49,906,185
                     25,000,000  Societe Generale, NY .................... 5.73         03/30/99     24,964,936
                     50,000,000  Societe Generale, NY .................... 5.80         03/31/99     49,960,725
                     25,000,000  Westpac Banking Corp., NY ............... 5.64         04/09/99     24,934,523
                     34,000,000  Westpac Banking Corp., NY ............... 5.73         04/23/99     33,940,273
                     10,000,000  Swiss Bank Corporation, NY .............. 5.86         07/17/98      9,999,947
---------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit (Cost $706,784,891) .............                          706,180,439
---------------------------------------------------------------------------------------------------------------
Yankee               35,000,000  Credit Suisse First Boston Inc., NY ..... 5.71         12/11/98     35,000,000
Certificates         10,000,000  Royal Bank of Canada, NY ................ 5.37         06/30/98      9,998,730
of Deposit --        50,000,000  Societe Generale, NY .................... 5.59         01/19/99     49,986,000
Variable
Rate -- 1.4%
---------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit -- Variable Rate
                                 (Cost $94,981,328) ......................                           94,984,730
---------------------------------------------------------------------------------------------------------------
Bank Notes --        20,000,000  Bank of America N.T. & S.A. ............. 5.93         06/24/98     19,997,738
2.2%                 20,000,000  First National Bank of Chicago .......... 6.02         06/11/98     19,999,142
                     10,000,000  First Tennessee Bank, N.A. .............. 6.10         05/15/98      9,999,977
                     20,000,000  First Tennessee Bank, N.A. .............. 5.75         01/22/99     19,960,000
                     25,000,000  Huntington National Bank, N.A. .......... 5.89         09/18/98     24,982,048
                     35,000,000  KeyBank National Association ............ 5.90         09/17/98     34,975,948
                     15,000,000  Northern Trust Company .................. 5.95         06/24/98     14,998,939
---------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes --
                                 (Cost $144,984,637) .....................                          144,913,792
---------------------------------------------------------------------------------------------------------------
Bank Notes --        50,000,000  American Express Centurion Bank ......... 5.62         10/16/98     50,000,000
Variable             39,000,000  American Express Centurion Bank ......... 5.61         03/19/99     39,000,000
Rate -- 9.5%         60,000,000  BankBoston, N.A. ........................ 5.40         10/06/98     59,986,050
                     22,000,000  Bank of America N.T. & S.A. ............. 5.36         06/30/98     21,997,100
                     37,500,000  Comerica Bank, Detroit .................. 5.60         02/02/99     37,489,012
                     23,500,000  Comerica Bank, Detroit .................. 5.56         02/09/99     23,491,176
                     50,000,000  FCC National Bank, Wilmington ........... 5.41         05/08/98     49,999,626
                     15,000,000  First Bank System, Inc. ................. 5.80         10/21/98     15,012,465
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity       Value
                    Face Amount                                            Rate*        Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------
Bank Notes --      $ 20,000,000  First Tennessee Bank N.A.,
Variable                          Memphis .............................. 5.51%        02/08/99   $ 19,993,960
Rate                 25,000,000  First Tennessee Bank N.A.,
(continued)                       Memphis .............................. 5.51         02/18/99     24,992,264
                     15,000,000  Huntington National Bank
                                  (Columbus) ........................... 5.55         01/20/99     14,994,684
                     15,000,000  Huntington National Bank
                                  (Columbus) ........................... 5.55         01/22/99     14,994,534
                     15,000,000  KeyBank National Association .......... 5.35         05/06/98     14,999,900
                     20,000,000  KeyBank National Association .......... 5.35         05/19/98     19,999,569
                     29,500,000  KeyBank National Association .......... 5.33         08/20/98     29,493,438
                     23,000,000  KeyBank National Association .......... 5.33         08/28/98     22,994,930
                    124,400,000  PNC Bank, N.A. ........................ 5.60         10/01/98    124,364,755
                     15,000,000  SouthTrust Bank, N.A. ................. 5.56         09/11/98     14,997,260
                     35,000,000  SouthTrust Bank, N.A. ................. 5.65         10/06/98     34,995,565
-------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes -- Variable Rate
                                 (Cost $633,796,288) ...................                          633,796,288
-------------------------------------------------------------------------------------------------------------
Corporate            25,000,000  Abbey National Treasury Services
Notes -- 4.1%                     PLC .................................. 5.50         02/02/99     24,933,989
                     11,000,000  Bank of Scotland, Treasury Services
                                  PLC .................................. 5.95         06/18/98     10,999,308
                     25,000,000  Beta Finance Inc. ..................... 6.15         05/19/98     25,000,000
                     25,000,000  Beta Finance Inc. ..................... 6.00         06/25/98     25,000,000
                      6,869,217  Chase Manhattan Auto Owner Trust
                                  1998-A ............................... 5.55         03/12/99      6,866,470
                     20,700,156  Ford Credit Auto Owner Trust
                                  1998-A ............................... 5.55         02/16/99     20,696,016
                     23,250,000  General Motors Acceptance Corp. ....... 5.88         09/21/98     23,255,580
                     12,661,000  General Motors Acceptance Corp. ....... 7.75         01/15/99     12,820,402
                     10,000,000  IBM Credit Corp. ...................... 5.87         08/13/98     10,002,000
                     25,000,000  International Lease Finance Corp. ..... 5.50         01/15/99     24,937,000
                      5,000,000  International Lease Finance Corp. ..... 6.44         05/03/99      5,024,600
                      8,400,000  KFW International Finance Inc. ........ 9.38         07/15/98      8,457,876
                     15,154,033  Newcourt Receivables Asset Trust
                                  1997-1 ............................... 5.82         12/21/98     15,156,402
                     13,436,330  Premier Auto Trust 1998-1 ............. 5.55         11/06/98     13,437,378
                     14,810,677  Premier Auto Trust 1998-2 ............. 5.61         12/06/98     14,814,143

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------------
                                                                        Interest    Maturity       Value
                    Face Amount                                          Rate*        Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------
Corporate          $ 20,000,000  Republic Mase Australia Ltd. ........ 5.95%        06/30/98   $ 20,010,000
Notes                10,000,000  Shearson Lehman Brothers Holdings
(continued)                       Inc. ............................... 6.13         06/30/98     10,004,600
-------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes
                                 (Cost $271,511,757) .................                          271,415,764
-------------------------------------------------------------------------------------------------------------
Corporate            30,000,000  Abbey National Treasury Services
Notes --                          PLC ................................ 5.33         06/09/98     29,997,859
Variable             50,000,000  American Honda Finance Corp. ........ 5.62         04/08/99     49,982,500
Rate -- 13.7%        20,000,000  Bear Stearns Companies Inc. ......... 5.49         06/04/98     19,999,855
                     50,000,000  Bear Stearns Companies Inc. ......... 5.49         06/08/98     50,000,000
                     30,000,000  Bear Stearns Companies Inc. ......... 5.63         08/24/98     30,000,000
                     70,000,000  Bear Stearns Companies Inc. ......... 5.64         12/11/98     70,000,000
                     50,000,000  Bear Stearns Companies Inc. ......... 5.57         02/16/99     50,000,000
                     30,000,000  Bear Stearns Companies Inc. ......... 5.62         03/02/99     30,000,000
                     20,000,000  Chrysler Financial Corp. ............ 5.66         03/11/99     20,003,332
                     10,000,000  Chrysler Financial Corp. ............ 5.64         03/11/99     10,001,241
                      7,900,000  CIT Group Holdings Inc. ............. 5.58         08/17/98      7,897,969
                     27,700,000  CIT Group Holdings Inc. ............. 5.59         09/30/98     27,689,977
                     25,000,000  CIT Group Holdings Inc. ............. 5.56         04/19/99     24,985,844
                     20,000,000  Credit Suisse First Boston Inc. ..... 5.44         05/04/99     20,000,000
                     25,000,000  Ford Motor Credit Co. ............... 5.71         01/08/99     25,000,000
                     25,000,000  General Motors Acceptance Corp. ..... 5.46         05/15/98     25,000,415
                    100,000,000  General Motors Acceptance Corp. ..... 5.60         07/28/98     99,983,704
                     55,000,000  General Motors Acceptance Corp. ..... 5.55         02/24/99     54,995,740
                     22,000,000  General Motors Acceptance Corp. ..... 5.70         02/27/01     22,000,000
                     20,000,000  Goldman Sachs Group L.P. ............ 5.76         02/01/99     20,010,000
                     15,000,000  Goldman Sachs Group L.P. ............ 5.66         05/11/99     15,001,800
                     15,000,000  Lehman Brothers Holdings Inc. ....... 5.65         10/16/98     15,000,000
                     26,891,672  LABS Trust Series 1997-6 Senior
                                  Notes .............................. 5.66         10/21/98     26,891,673
                     50,000,000  Morgan (J.P.) & Co., Inc. ........... 5.58         02/24/99     49,984,176
                     40,000,000  Morgan Stanley, Dean Witter,
                                  Discover & Co. ..................... 5.62         10/26/98     40,000,000
                     25,000,000  Morgan Stanley, Dean Witter,
                                  Discover & Co. ..................... 5.62         11/20/98     25,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity       Value
                    Face Amount                                              Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
Corporate          $ 25,000,000  Morgan Stanley, Dean Witter,
Notes --                          Discover & Co. ......................... 5.76%        12/10/98   $ 25,021,435
Variable             23,000,000  Morgan Stanley, Dean Witter,
Rate                              Discover & Co. ......................... 5.61         01/15/99     22,994,020
(continued)
---------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes -- Variable
                                 Rate (Cost $907,462,558) ................                          907,441,540
---------------------------------------------------------------------------------------------------------------
Master Notes --     280,000,000  Goldman Sachs Group L.P. ................ 5.58         05/29/98    280,000,000
Variable             15,000,000  Goldman Sachs Group L.P. ................ 5.53         01/08/99     15,000,000
Rate -- 9.8%         30,000,000  Jackson National Life Insurance Co. ..... 5.72         05/01/98     30,000,000
                    169,900,000  Morgan (J.P.) & Co., Inc. ............... 5.58         01/12/99    169,900,000
                    125,000,000  Lehman Brothers Holdings Inc. ........... 5.59         10/14/98    125,000,000
                     20,000,000  Travelers Insurance Company (The) ....... 5.72         01/21/99     20,000,000
                     10,000,000  Travelers Insurance Company (The) ....... 5.72         02/01/99     10,000,000
---------------------------------------------------------------------------------------------------------------
                                 Total Master Notes -- Variable
                                 Rate (Cost $649,900,000) ................                          649,900,000
---------------------------------------------------------------------------------------------------------------
Commercial           50,000,000  Apreco Inc. ............................. 5.53         06/08/98     49,708,139
Paper -- 21.8%       36,125,000  Banner Receivables Corp. ................ 5.83         05/01/98     36,125,000
                     25,351,000  Banner Receivables Corp. ................ 5.80         05/11/98     25,310,157
                     39,562,000  Banner Receivables Corp. ................ 5.62         05/29/98     39,389,070
                     30,000,000  Broadway Capital Corp. .................. 5.80         05/11/98     29,951,667
                     30,071,000  Broadway Capital Corp. .................. 5.63         05/13/98     30,014,567
                     13,800,000  Chrysler Financial Corp. ................ 5.55         05/22/98     13,755,322
                     59,500,000  Chrysler Financial Corp. ................ 5.56         05/26/98     59,270,264
                     25,700,000  CSW Credit Inc. ......................... 5.47         05/05/98     25,684,380
                    100,000,000  Countrywide Home Loans Inc. ............. 5.62         05/01/98    100,000,000
                     25,000,000  Credit Suisse First Boston Inc. ......... 5.48         05/07/98     24,977,167
                     50,000,000  Den Norske Bank ASA ..................... 5.52         07/07/98     49,483,542
                     29,000,000  FCTR, Inc. .............................. 5.55         05/12/98     28,950,821
                     21,000,000  FCTR, Inc. .............................. 5.55         05/27/98     20,915,825
                     42,550,000  Finova Capital Corp. .................... 5.48         05/21/98     42,420,459
                     45,000,000  Finova Capital Corp. .................... 5.54         06/04/98     44,764,550
                     15,000,000  Finova Capital Corp. .................... 5.53         06/18/98     14,889,400
                     25,000,000  Finova Capital Corp. .................... 5.53         06/23/98     24,796,465
                     25,000,000  Greenwich Funding Corp. ................. 5.48         05/07/98     24,977,167
                     21,375,000  Greenwich Funding Corp. ................. 5.50         07/15/98     21,127,852
                     15,000,000  Lehman Brothers Holdings Inc. ........... 5.47         05/05/98     14,990,883
                     30,000,000  Lehman Brothers Holdings Inc. ........... 5.50         05/14/98     29,940,417

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

------------------------------------------------------------------------------------------------------------
                                                                       Interest    Maturity        Value
                 Face Amount                                            Rate*        Date        (Note 1a)
------------------------------------------------------------------------------------------------------------
Commercial       $25,000,000  Lehman Brothers Holdings Inc. ......... 5.50%        07/09/98   $   24,734,062
Paper             25,000,000  Lehman Brothers Holdings Inc. ......... 5.52         07/14/98       24,714,792
(continued)       80,551,000  Lexington Parker Capital Co., LLC ..... 5.56         05/12/98       80,414,153
                  23,965,000  Lexington Parker Capital Co., LLC ..... 5.47         05/21/98       23,892,173
                  76,338,000  Lexington Parker Capital Co., LLC ..... 5.56         06/05/98       75,925,351
                  30,000,000  Lexington Parker Capital Co., LLC ..... 5.50         07/22/98       29,620,750
                  42,938,000  Mont Blanc Capital Corp. .............. 5.56         05/06/98       42,904,842
                  25,000,000  Nomura Holding America Inc. ........... 5.78         05/14/98       24,947,819
                  25,000,000  Nomura Holding America Inc. ........... 5.78         05/15/98       24,943,805
                  25,000,000  Nomura Holding America Inc. ........... 5.77         05/29/98       24,887,805
                  25,000,000  Nomura Holding America Inc. ........... 5.75         06/05/98       24,860,243
                  65,831,000  Old Line Funding Corp. ................ 5.54         05/21/98       65,628,387
                  75,000,000  Salomon Smith Barney Holdings Inc.      5.55         05/04/98       74,965,312
                  50,000,000  Salomon Smith Barney Holdings Inc.      5.48         07/16/98       49,414,167
                  17,000,000  Three Rivers Funding Corp. ............ 5.53         05/11/98       16,973,886
                  50,000,000  Three Rivers Funding Corp. ............ 5.52         05/19/98       49,862,000
                  40,000,000  Twin Towers Inc. ...................... 5.49         07/10/98       39,568,333
------------------------------------------------------------------------------------------------------------
                              Total Commercial Paper
                              (Cost $1,449,725,422) .................                          1,449,700,994
------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------------------
                                                                              Interest    Maturity        Value
                   Face Amount                                                 Rate*        Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------------
Repurchase        $100,000,000   Fuji Securities Inc.,
Agreements**                      purchased on 04/30/98 .................... 5.58%       05/01/98    $  100,000,000
-- 5.0%            150,000,000   Nikko Securities Co. International, Inc.,
                                  purchased on 04/30/98 .................... 5.58        05/01/98       150,000,000
                    75,000,000   Nomura Securities International, Inc.,
                                  purchased on 04/30/98 .................... 5.55        05/01/98        75,000,000
                     7,900,000   State Street Bank & Trust,
                                  purchased on 04/30/98 .................... 5.43        05/01/98         7,900,000
-------------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $332,900,000) .......................                            332,900,000
-------------------------------------------------------------------------------------------------------------------
                                 Total Investments -- 100.7%
                                 (Cost $6,691,020,817) .....................                          6,690,070,829
-------------------------------------------------------------------------------------------------------------------
                                 Liabilities in Excess of Other
                                 Assets -- (0.7%) ..........................                            (45,548,196)
-------------------------------------------------------------------------------------------------------------------
                                 Net Assets -- Equivalent to $1.00
                                 Per Share on 6,645,472,621
                                 Shares of Beneficial Interest
                                 Outstanding -- 100.0% .....................                         $6,644,522,633
===================================================================================================================

Note-Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized depreciation amounted to $949,988 and is comprised of $442,645 in appreciation and $1,392,633 in depreciation.

*Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $6,691,020,817) (Note 1a)...............  $6,690,070,829
Cash ...............................................................................       4,538,703
Interest receivable ................................................................      49,709,450
Receivable for investments sold ....................................................       5,000,000
Prepaid expense ....................................................................         556,241
                                                                                      --------------
   Total assets ....................................................................   6,749,875,223
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ......................................................         819,955
Payable for investments purchased ..................................................     100,003,356
Dividends payable ..................................................................       4,453,390
Accrued expenses ...................................................................          75,889
                                                                                      --------------
   Total liabilities ...............................................................     105,352,590
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 6,645,472,621 shares of beneficial interest outstanding) .......................  $6,644,522,633
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ..........................     $307,743,412
                                                                      ------------
Expenses:
Investment advisory fee (Note 2) ................................        8,073,755
Registration fees ...............................................          986,541
Accounting and custodian services ...............................          295,327
Legal and audit fees ............................................           61,933
Dividend and transfer agency fees ...............................           53,927
Trustees' fees (Note 5) .........................................           48,867
Amortization of organization expenses ...........................           43,298
Printing and shareholder reports ................................           40,483
Insurance .......................................................           14,010
Miscellaneous ...................................................            9,628
                                                                      ------------
     Total expense ..............................................        9,627,769
                                                                      ------------
     Net investment income ......................................      298,115,643
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ......    $ 558,082
Net unrealized depreciation of investments ..........      (13,174)
                                                         ---------
   Net realized and unrealized gain from investments ............          544,908
                                                                      ------------
Net Increase in Net Assets Resulting From Operations ............     $298,660,551
                                                                      ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets

                                                               Year           For the Period
                                                               Ended         January 27, 1997*
                                                          April 30, 1998     to April 30, 1997
                                                         ----------------   ------------------
Increase in Net Assets:
Operations:
Net investment income ....................................  $  298,115,643     $   37,708,510
Net realized gain from investment transactions ...........         558,082            248,533
Net unrealized depreciation of investments ...............         (13,174)          (936,814)
                                                            --------------     --------------
Net increase in net assets resulting from operations .....     298,660,551         37,020,229
Total declared as dividends to shareholders (Note 4) .....    (298,673,725)       (37,957,043)
Capital share transactions (Note 3) ......................   3,821,339,552      2,824,033,069
                                                            --------------     --------------
Net increase in net assets ...............................   3,821,326,378      2,823,096,255
Net Assets:
Beginning of period (Note 3) .............................   2,823,196,255            100,000
                                                            --------------     --------------
End of period ............................................  $6,644,522,633     $2,823,196,255
                                                            ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights

                                                                        Year           For the Period
                                                                        Ended         January 27, 1997*
                                                                   April 30, 1998     to April 30, 1997
                                                                  ----------------   ------------------
Net Asset Value, beginning of period ..............................   $     1.00          $     1.00
Income from Investment Operations:
 Net investment income ............................................         .055                .014
Less Distributions:
 Dividends from net investment income .............................        (.055)              (.014)
                                                                      ----------          ----------
Net Asset Value, end of period ....................................   $     1.00          $     1.00
                                                                      ==========          ==========
Total Return ......................................................         5.69%               1.40%(2)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..................................   $6,644,523          $2,823,196
 Ratio of expenses to average net assets (before waiver) ..........          .18%                .18%(1)
 Ratio of expenses to average net assets (after waiver) ...........           --                 .17%(1)
 Ratio of net investment income, including realized and unrealized
  gains and losses, to average net assets (before waiver) .........         5.55%               5.26%(1)
 Ratio of net investment income, including realized and unrealized
  gains and losses, to average net assets (after waiver) ..........           --                5.27%(1)

 * Commencement of operations
(1) On an annualized basis
(2) Cumulative total return

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
April 30, 1998

----------------------------------------------------------------------------------------------------------------
                                                                            Interest     Maturity       Value
                      Face Amount                                             Rate*        Date       (Note 1a)
----------------------------------------------------------------------------------------------------------------
U.S.                 $  5,000,000  U.S. Treasury Notes ................... 5.75%         09/30/99   $  5,003,906
Government &            5,000,000  U.S. Treasury Notes ................... 5.63          10/31/99      4,993,750
Agency                 10,000,000  U.S. Treasury Notes ................... 5.63          12/31/99      9,985,938
Issues -- 5.6%         20,000,000  U.S. Treasury Notes ................... 5.38          01/31/00     19,887,500
                       10,000,000  Federal Home Loan Banks ............... 6.15          07/09/99     10,034,740
                       20,000,000  Federal Home Loan Banks ............... 5.99          08/11/99     20,037,780
                       25,000,000  Federal Home Loan Banks ............... 5.86          01/20/00     25,023,500
                       10,000,000  Federal Home Loan Banks ............... 5.75          03/16/00      9,990,000
                       20,000,000  Federal Home Loan Banks ............... 5.87          03/17/00     20,021,000
                       10,000,000  Federal Home Loan Mortgage Corp........ 6.10          09/10/99     10,035,520
                       17,300,000  Federal Home Loan Mortgage Corp........ 5.98          11/10/99     17,346,848
                       15,000,000  Federal Home Loan Mortgage Corp........ 5.98          11/24/99     15,030,000
                       25,000,000  Federal Home Loan Mortgage Corp........ 5.61          03/12/99     24,968,900
                       15,000,000  Federal National Mortgage Assoc. ...... 5.95          08/05/99     15,020,025
                        8,000,000  Federal National Mortgage Assoc. ...... 5.88          08/10/99      8,004,336
                       10,000,000  Federal National Mortgage Assoc. ...... 5.98          09/23/99     10,021,850
                       15,000,000  Federal National Mortgage Assoc. ...... 5.72          08/28/98     14,999,985
                       20,550,000  Student Loan Marketing Assoc. ......... 6.00          12/16/99     20,617,815
                       50,000,000  Federal National Mortgage Assoc. D/N    5.28          05/28/98     49,802,000
                       25,000,000  Federal National Mortgage Assoc. D/N    5.46          07/06/98     24,750,667
                       38,000,000  Federal National Mortgage Assoc. D/N    5.22          02/26/99     36,281,123
                       25,000,000  Federal National Mortgage Assoc. D/N    5.27          04/09/99     23,720,896
                       17,000,000  International Bank for Reconstruction
                                    & Development D/N .................... 5.18          05/15/98     16,965,754
----------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government & Agency
                                   Issues (Cost $412,428,191) ............                           412,543,833
----------------------------------------------------------------------------------------------------------------
U.S.                   60,300,000  Federal Home Loan Banks ............... 5.54          10/20/98     60,291,731
Government             75,000,000  Federal Home Loan Banks ............... 5.51          03/26/99     74,966,199
Agency                 50,000,000  Federal Home Loan Banks ............... 5.51          04/01/99     49,977,055
Issues --              56,000,000  Federal National Mortgage Assoc. ...... 5.54          10/20/98     55,988,494
Variable               50,000,000  Federal National Mortgage Assoc. ...... 5.60          11/03/98     49,982,164
Rate -- 10.2%          75,000,000  Federal National Mortgage Assoc. ...... 5.46          01/21/99     74,972,774
                      100,000,000  Federal National Mortgage Assoc. ...... 5.46          03/03/99     99,962,274
                       50,000,000  Federal National Mortgage Assoc. ...... 5.54          04/09/99     49,976,507
                       40,000,000  Federal National Mortgage Assoc. ...... 5.32          09/22/99     39,901,378
                       44,000,000  Federal National Mortgage Assoc. ...... 5.57          10/27/99     43,969,146

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------------
                                                                          Interest    Maturity       Value
                     Face Amount                                           Rate*        Date       (Note 1a)
-------------------------------------------------------------------------------------------------------------
U.S.                 $59,000,000  Student Loan Marketing Assoc. ........ 5.26%       08/20/98    $ 58,986,726
Government            55,000,000  Student Loan Marketing Assoc. ........ 5.47        01/12/00      54,982,777
Agency                40,000,000  Student Loan Marketing Assoc. ........ 5.54        02/02/00      39,983,115
Issues --
Variable
Rate
(continued)
-------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $753,940,340) ..................                          753,940,340
-------------------------------------------------------------------------------------------------------------
Certificates of       25,000,000  Bank of America N.T. & S.A. .......... 5.60        01/12/99      24,949,062
Deposit -- 2.8%       35,000,000  Chase Manhattan Bank ................. 5.87        07/21/98      35,000,546
                      30,000,000  Morgan Guaranty Trust Co. of NY ...... 5.80        07/28/98      29,996,389
                      40,000,000  Morgan Guaranty Trust Co. of NY ...... 5.77        10/07/98      39,981,411
                      25,000,000  Morgan Guaranty Trust Co. of NY ...... 5.55        02/02/99      24,935,751
                      50,000,000  World Savings Bank, FSB .............. 5.59        05/06/98      50,000,063
-------------------------------------------------------------------------------------------------------------
                                  Total Certificates of Deposit
                                  (Cost $204,975,337) ..................                          204,863,222
-------------------------------------------------------------------------------------------------------------
Euro                  20,000,000  Bank of Scotland, London ............. 5.93        09/17/98      20,004,481
Certificates of       55,000,000  Barclays Bank PLC, London ............ 6.09        06/12/98      55,008,174
Deposit -- 2.1%       25,000,000  Bayerische Hypotheken-und
                                   Wechsel-Bank AG ..................... 5.66        04/07/99      24,941,182
                      55,000,000  Westdeutsche Landesbank
                                   Girozentrale, London ................ 5.83        08/03/98      54,994,556
-------------------------------------------------------------------------------------------------------------
                                  Total Euro Certificates of Deposit
                                  (Cost $155,010,944) ..................                          154,948,393
-------------------------------------------------------------------------------------------------------------
Yankee                60,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/27/98      59,988,367
Certificates of       25,000,000  ABN-AMRO Bank N.V., NY ............... 5.77        07/28/98      24,995,260
Deposit -- 9.7%       30,000,000  ABN-AMRO Bank N.V., NY ............... 5.85        08/07/98      29,998,887
                      10,000,000  Barclays Bank PLC, NY ................ 5.94        06/30/98      10,000,614
                      20,000,000  Barclays Bank PLC, NY ................ 5.72        10/09/98      19,986,108
                      35,000,000  Barclays Bank PLC, NY ................ 5.94        10/23/98      35,011,857
                      25,000,000  Barclays Bank PLC, NY ................ 5.71        04/16/99      24,949,652
                      35,000,000  Canadian Imperial Bank of
                                   Commerce, NY ........................ 5.79        10/06/98      34,986,597
                      78,000,000  Canadian Imperial Bank of
                                   Commerce, NY ........................ 5.55        02/10/99      77,786,327

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

------------------------------------------------------------------------------------------------------------------
                                                                               Interest    Maturity       Value
                       Face Amount                                              Rate*        Date       (Note 1a)
------------------------------------------------------------------------------------------------------------------
Yankee                $ 50,000,000  Canadian Imperial Bank of
Certificates of                      Commerce, NY ........................... 5.74%        04/01/99   $ 49,912,559
Deposit                 69,000,000  Credit Suisse First Boston Inc., NY ..... 5.74         01/07/99     68,918,808
(continued)             25,000,000  Credit Suisse First Boston Inc., NY ..... 5.60         01/29/99     24,946,769
                        50,000,000  Credit Suisse First Boston Inc., NY ..... 5.72         03/29/99     49,814,737
                        20,000,000  Deutsche Bank AG, NY .................... 5.90         08/17/98     20,002,446
                        50,000,000  Deutsche Bank AG, NY .................... 5.62         02/26/99     49,889,052
                        25,000,000  Deutsche Bank AG, NY .................... 5.70         03/30/99     24,957,298
                        25,000,000  Deutsche Bank AG, NY .................... 5.73         04/15/99     24,955,289
                        20,000,000  Landesbank Hessen-Thuringen
                                     Girozentrale, NY ....................... 6.00         06/09/98     19,998,979
                        25,000,000  Norddeutsche Landesbank
                                     Girozentrale, NY ....................... 5.72         04/16/99     24,953,091
                        15,000,000  Swiss Bank Corporation, NY .............. 5.86         07/17/98     14,999,920
                        25,000,000  Westeutsche Landesbank
                                     Girozentrale, NY ....................... 5.78         07/31/98     24,995,865
------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit (Cost $716,824,981) .............                          716,048,482
------------------------------------------------------------------------------------------------------------------
Yankee                  35,000,000  Credit Suisse First Boston Inc., NY ..... 5.71         12/11/98     35,000,000
Certificates of         80,000,000  Norddeutsche Landesbank
Deposit --                           Girozentrale, NY ....................... 5.59         02/02/99     79,970,700
Variable                35,000,000  Royal Bank of Canada, Canada ............ 5.37         06/30/98     34,995,554
Rate -- 2.0%
------------------------------------------------------------------------------------------------------------------
                                    Total Yankee Certificates of
                                    Deposit -- Variable Rate
                                    (Cost $149,966,254) .....................                          149,966,254
------------------------------------------------------------------------------------------------------------------
Time                   200,000,000  SunTrust Bank, Atlanta .................. 5.50         05/01/98    200,000,000
Deposits -- 2.7%
------------------------------------------------------------------------------------------------------------------
                                   Total Time Deposits
                                   (Cost $200,000,000) .....................                          200,000,000
------------------------------------------------------------------------------------------------------------------
Bank                    26,000,000  Bank of America N.T. & S.A. ............. 5.93         06/24/98     25,997,059
Notes -- 4.9%           15,000,000  FCC National Bank, Wilmington ........... 5.70         01/07/99     14,965,969
                        25,000,000  First National Bank of Chicago .......... 6.02         06/11/98     24,998,927
                        25,000,000  First National Bank of Chicago .......... 5.89         08/26/98     24,981,605
                        10,000,000  First National Bank of Chicago .......... 5.87         08/28/98      9,992,119
                        30,000,000  First National Bank of Chicago .......... 5.63         03/16/99     29,903,848
                        20,000,000  First Tennessee Bank, N.A. .............. 6.10         05/15/98     19,999,955

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------------
                                                                           Interest    Maturity       Value
                    Face Amount                                             Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------------
Bank Notes         $ 23,000,000  First Tennessee Bank, N.A. ............. 5.75%        01/22/99   $ 22,954,000
(continued)           5,000,000  First Tennessee Bank, N.A. ............. 5.82         04/30/99      4,991,847
                     50,000,000  Fleet National Bank, RI ................ 5.57         03/19/99     49,976,322
                     25,000,000  Huntington National Bank (Columbus)      5.60         01/29/99     24,926,309
                     21,800,000  Lasalle National Bank, Chicago ......... 5.75         10/08/98     21,803,887
                     20,000,000  Lasalle National Bank, Chicago ......... 5.55         02/22/99     19,872,807
                     25,000,000  National City Bank, Indiana ............ 5.57         02/05/99     24,990,743
                     25,000,000  National City Bank, Kentucky ........... 5.55         01/20/99     24,990,959
                     15,000,000  Northern Trust Company ................. 5.95         06/24/98     14,998,939
---------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes
                                 (Cost $360,711,718) ....................                          360,345,295
---------------------------------------------------------------------------------------------------------------
Bank Notes --        38,000,000  Bank of America N.T. & S.A. ............ 5.36         06/30/98     37,994,990
Variable             40,000,000  Comerica Bank, Detroit ................. 5.60         02/02/99     39,988,280
Rate -- 8.4%         29,000,000  Comerica Bank, Detroit ................. 5.56         02/09/99     28,989,110
                     66,000,000  FCC National Bank ...................... 5.55         02/23/99     65,963,358
                     34,000,000  First National Bank of Chicago ......... 5.55         02/23/99     33,981,124
                     25,000,000  First Tennessee Bank N.A., Memphis       5.51         02/18/99     24,992,264
                     16,000,000  Huntington National Bank (Columbus)      5.55         01/20/99     15,994,329
                     40,000,000  Huntington National Bank (Columbus)      5.55         01/22/99     39,985,425
                     26,000,000  KeyBank National Association ........... 5.35         05/06/98     25,999,827
                     40,000,000  KeyBank National Association ........... 5.35         05/19/98     39,999,138
                     44,400,000  KeyBank National Association ........... 5.33         08/20/98     44,390,124
                     50,000,000  KeyBank National Association ........... 5.33         08/28/98     49,988,979
                    137,000,000  PNC Bank, Pittsburgh, NA ............... 5.60         10/01/98    136,961,185
                     35,000,000  SouthTrust Bank, Alabama, N.A. ......... 5.54         04/21/99     34,983,320
---------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes -- Variable Rate
                                 (Cost $620,211,453) ....................                          620,211,453
---------------------------------------------------------------------------------------------------------------
Corporate             6,869,217  Chase Manhattan Auto Owner Trust
Notes -- 1.8%                     1998-A ................................ 5.55         03/12/99      6,866,470
                     28,832,360  Ford Credit Auto Owner Trust
                                  1998-A ................................ 5.55         02/16/99     28,826,594
                     13,382,782  Newcourt Receivables Asset Trust
                                  1997-1 ................................ 5.82         12/21/98     13,384,875
                     12,747,287  Premier Auto Trust 1998-1 .............. 5.55         11/06/98     12,748,282
                     16,255,623  Premier Auto Trust 1998-2 .............. 5.61         12/06/98     16,259,427
                     50,000,000  Republic Mase Australia Ltd. ........... 5.95         06/30/98     50,025,000
---------------------------------------------------------------------------------------------------------------
                                 Total Corporate Notes
                                 (Cost $128,088,041) ....................                          128,110,648
---------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------------
                                                                             Interest    Maturity       Value
                    Face Amount                                               Rate*        Date       (Note 1a)
----------------------------------------------------------------------------------------------------------------
Corporate          $100,000,000   Abbey National Treasury Services PLC      5.33%        06/09/98   $ 99,992,864
Notes                78,000,000   Chase Manhattan Corp. ................... 5.60         03/25/99     77,993,124
Variable             12,500,000   CIT Group Holdings Inc. ................. 5.58         08/17/98     12,496,786
Rate -- 7.2%         17,500,000   CIT Group Holdings Inc. ................. 5.57         03/22/99     17,492,397
                     50,000,000   CIT Group Holdings Inc. ................. 5.56         04/19/99     49,971,688
                     25,000,000   Ford Motor Credit Co. ................... 5.71         01/08/99     25,000,000
                     19,000,000   General Motors Acceptance Corp. ......... 5.70         02/27/01     19,000,000
                     17,000,000   Goldman Sachs Group L.P. ................ 5.66         05/11/99     17,002,040
                     25,000,000   Lehman Brothers Holdings Inc. ........... 5.65         10/16/98     25,000,000
                     30,477,229   LABS Trust Series 1997-6 Senior
                                   Notes .................................. 5.66         10/21/98     30,477,229
                     29,092,208   LABS Trust Series 1997-7 Senior
                                   Notes .................................. 5.66         12/22/98     29,092,208
                     25,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.66         11/20/98     25,000,000
                     52,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.62         12/24/98     52,000,000
                     24,000,000   Morgan Stanley, Dean Witter,
                                   Discover & Co. ......................... 5.84         02/05/99     24,043,451
                     25,000,000   Republic Mase Australia Ltd. ............ 5.49         02/17/99     24,988,440
----------------------------------------------------------------------------------------------------------------
                                  Total Corporate Notes -- Variable
                                  Rate (Cost $529,548,187) ................                          529,550,227
----------------------------------------------------------------------------------------------------------------
Master Notes --     300,000,000   Goldman Sachs Group L.P. ................ 5.58         05/29/98    300,000,000
Variable             20,000,000   Goldman Sachs Group L.P. ................ 5.53         01/08/99     20,000,000
Rate -- 8.5%        181,000,000   Morgan (J.P.) & Co., Inc. ............... 5.58         01/12/99    181,000,000
                    125,000,000   Lehman Brothers Holdings Inc. ........... 5.59         10/14/98    125,000,000
----------------------------------------------------------------------------------------------------------------
                                  Total Master Notes -- Variable
                                  Rate (Cost $626,000,000) ................                          626,000,000
----------------------------------------------------------------------------------------------------------------
Commercial           83,673,000   Alpine Securitization Corp. ............. 5.53         05/14/98     83,505,910
Paper -- 30.9%       11,000,000   American Honda Finance Corp. ............ 5.52         05/11/98     10,983,133
                     39,000,000   American Honda Finance Corp. ............ 5.52         05/21/98     38,880,400
                     25,000,000   Apreco Inc. ............................. 5.49         05/14/98     24,950,438
                     50,000,000   Apreco Inc. ............................. 5.53         06/04/98     49,738,861
                     50,000,000   Atlantic Asset Securitization Corp. ..... 5.53         05/18/98     49,869,431
                     15,400,000   Chrysler Financial Corp. ................ 5.55         05/22/98     15,350,143
                     25,000,000   Corporate Receivables Corp. ............. 5.47         05/20/98     24,927,826
                    100,000,000   Countrywide Home Loans, Inc. ............ 5.57         05/27/98     99,597,722
                     24,000,000   Credit Suisse First Boston Inc. ......... 5.51         07/14/98     23,726,200

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

---------------------------------------------------------------------------------------------------------
                                                                       Interest    Maturity       Value
                 Face Amount                                            Rate*        Date       (Note 1a)
---------------------------------------------------------------------------------------------------------
Commercial       $35,000,000  Daimler-Benz North America Corp. ...... 5.51%       07/06/98    $34,643,875
Paper             50,000,000  Den Norske Bank ASA ................... 5.51        07/02/98     49,522,083
(continued)       83,000,000  Diageo Capital PLC .................... 5.52        06/30/98     82,232,250
                  25,000,000  Finova Capital Corp. .................. 5.60        05/04/98     24,988,333
                  50,000,000  Finova Capital Corp. .................. 5.52        06/18/98     49,632,000
                  30,000,000  Finova Capital Corp. .................. 5.52        08/05/98     29,556,000
                  35,000,000  Ford Credit Europe PLC ................ 5.51        07/02/98     34,665,458
                  15,000,000  Ford Credit Europe PLC ................ 5.51        07/10/98     14,838,125
                  25,000,000  General Motors Acceptance Corp. ....... 5.69        06/02/98     24,873,556
                  65,000,000  General Motors Corp. .................. 5.53        05/26/98     64,750,382
                  25,000,000  Greenwich Funding Corp. ............... 5.48        05/07/98     24,977,167
                  30,270,000  Greenwich Funding Corp. ............... 5.51        06/12/98     30,075,414
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.50        05/12/98     49,915,972
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.52        05/19/98     49,862,000
                  25,000,000  Lehman Brothers Holdings Inc. ......... 5.50        07/09/98     24,734,063
                  50,000,000  Lehman Brothers Holdings Inc. ......... 5.52        07/14/98     49,429,583
                  45,000,000  Lexington Parker Capital Company,
                               LLC .................................. 5.47        05/18/98     44,883,763
                  20,000,000  Lexington Parker Capital Company,
                               LLC .................................. 5.47        05/28/98     19,917,950
                  26,500,000  Lexington Parker Capital Company,
                               LLC .................................. 5.52        05/29/98     26,386,227
                  50,000,000  Lexington Parker Capital Company,
                               LLC .................................. 5.56        06/05/98     49,729,722
                  49,667,000  Lexington Parker Capital Company,
                               LLC .................................. 5.54        06/09/98     49,368,915
                  50,733,000  Lexington Parker Capital Company,
                               LLC .................................. 5.48        07/10/98     50,185,506
                  35,819,000  Mont Blanc Capital Corp. .............. 5.53        05/22/98     35,703,454
                  75,000,000  Morgan (J.P.) & Co., Inc. ............. 5.35        07/13/98     74,155,937
                  40,784,000  Old Line Funding Corp. ................ 5.57        05/18/98     40,676,727
                  50,000,000  Old Line Funding Corp. ................ 5.54        05/21/98     49,846,111
                  50,000,000  Old Line Funding Corp. ................ 5.54        05/26/98     49,807,639
                  21,248,000  Park Avenue Receivables Corp. ......... 5.57        05/01/98     21,248,000
                  66,040,000  Park Avenue Receivables Corp. ......... 5.51        07/01/98     65,418,949
                  50,000,000  Republic Industries Funding Corp. ..... 5.56        05/05/98     49,969,111
                  49,341,000  Republic Industries Funding Corp. ..... 5.53        05/29/98     49,128,778
                  35,000,000  Republic Industries Funding Corp. ..... 5.52        06/12/98     34,774,600
                  25,000,000  Salomon Smith Barney Holdings Inc...... 5.55        05/04/98     24,988,438

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
April 30, 1998

-----------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity        Value
                    Face Amount                                              Rate*        Date        (Note 1a)
-----------------------------------------------------------------------------------------------------------------
Commercial         $ 50,000,000  Salomon Smith Barney Holdings Inc........ 5.47%        05/07/98   $   49,954,417
Paper                50,000,000  Salomon Smith Barney Holdings Inc........ 5.48         07/16/98       49,414,167
(continued)         100,000,000  Salomon Smith Barney Holdings Inc........ 5.49         07/22/98       98,735,833
                     33,000,000  Three Rivers Funding Corp. .............. 5.53         05/11/98       32,949,308
                     16,352,000  Three Rivers Funding Corp. .............. 5.52         05/13/98       16,321,912
                     25,648,000  Three Rivers Funding Corp. .............. 5.53         05/22/98       25,565,264
                     52,412,000  Twin Towers Inc. ........................ 5.49         07/10/98       51,846,387
                    100,769,000  Windmill Funding Corp. .................. 5.56         05/15/98      100,551,115
                     56,642,000  Windmill Funding Corp. .................. 5.53         05/15/98       56,520,188
-----------------------------------------------------------------------------------------------------------------
                                 Total Commercial Paper
                                 (Cost $2,278,367,303) ...................                          2,278,274,743
-----------------------------------------------------------------------------------------------------------------
Repurchase          100,000,000  Fuji Securities Inc.,
Agreements** --                   purchased on 04/30/98 .................. 5.58         05/01/98      100,000,000
2.4%                 25,000,000  Nomura Securities International, Inc.,
                                  purchased on 04/30/98 .................. 5.55         05/01/98       25,000,000
                     50,000,000  State Street Bank & Trust,
                                  purchased on 04/30/98 .................. 5.43         05/01/98       50,000,000
-----------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $175,000,000) .....................                            175,000,000
-----------------------------------------------------------------------------------------------------------------
                                 Total Investments--99.2%
                                 (Cost $7,311,072,749) ...................                          7,309,802,890
-----------------------------------------------------------------------------------------------------------------
                                 Other Assets Less
                                 Liabilities--0.8% .......................                             62,622,057
-----------------------------------------------------------------------------------------------------------------
                                 Net Assets--Equivalent to $1.00
                                 Per Share on 7,373,694,806
                                 Shares of Beneficial Interest
                                 Outstanding--100.0% .....................                         $7,372,424,947
=================================================================================================================

Note -- Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized depreciation amounted to $1,269,859 and is comprised of $527,895 in appreciation and $1,797,754 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collaterized by U.S. Government and Agency
  Obligations.

D/N-Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $7,311,072,749) (Note 1a)...............  $7,309,802,890
Cash ...............................................................................       5,179,369
Interest receivable ................................................................      56,396,446
Receivable for investments sold ....................................................       5,370,000
Prepaid expense ....................................................................          13,516
                                                                                      --------------
   Total assets ....................................................................   7,376,762,221
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ......................................................       1,222,101
Dividends payable ..................................................................       2,666,315
Accrued expenses ...................................................................         448,858
                                                                                      --------------
   Total liabilities ...............................................................       4,337,274
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on 7,373,694,806 shares of beneficial interest outstanding) .......................  $7,372,424,947
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ................................     $374,545,277
                                                                            ------------
Expenses:
Investment advisory fee (Note 2) .......................  $21,807,793
Registration fees ......................................    1,572,201
Dividend and transfer agency fees ......................    1,027,971
Accounting and custodian services ......................      415,352
Legal and audit fees ...................................      113,043
Trustees' fees (Note 5) ................................       63,663
Printing and shareholder reports .......................       59,469
Insurance ..............................................       30,756
Miscellaneous ..........................................       30,552
                                                          -----------
     Total expense .....................................   25,120,800
Waived investment advisory fee (Note 2) ................   (8,619,014)        16,501,786
                                                          -----------       ------------
     Net investment income ...........................................       358,043,491
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........      235,380
Net unrealized appreciation of investments .............    2,160,230
                                                          -----------
   Net realized and unrealized gain from investments .................         2,395,610
                                                                            ------------
Net Increase in Net Assets Resulting From Operations .................      $360,439,101
                                                                            ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets

                                                                       Year Ended April 30,
                                                                     ------------------------
                                                                      1998               1997
                                                               ----------------- -------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ........................................  $  358,043,491    $    380,650,526
Net realized gain from investment transactions ...............         235,380             874,595
Net unrealized appreciation of investments ...................       2,160,230           2,606,218
                                                                --------------    ----------------
Net increase in net assets resulting from operations .........     360,439,101         384,131,339
Total declared as dividends to shareholders (Note 4) .........    (358,278,871)       (381,525,121)
Capital share transactions (Note 3) ..........................   1,172,386,778      (1,419,854,155)
                                                                --------------    ----------------
Net increase (decrease) in net assets ........................   1,174,547,008      (1,417,247,937)
Net Assets:
Beginning of year ............................................   6,197,877,939       7,615,125,876
                                                                --------------    ----------------
End of year ..................................................  $7,372,424,947    $  6,197,877,939
                                                                ==============    ================

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights

                                                                             Year Ended April 30,
                                                                ---------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                  -------------- -------------- -------------- -------------- --------------
Net Asset Value, beginning of period ..........     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Income from Investment Operations:
 Net investment income ........................           .054           .052           .056           .050           .031
Less Distributions:
 Dividends from net investment income .........          (.054)         (.052)         (.056)         (.050)         (.031)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ..................................           5.57%          5.34%          5.81%          5.11%          3.20%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............     $7,372,425     $6,197,878     $7,615,126     $6,580,086     $3,775,121
 Ratio of expenses to average net assets
  (before waiver) .............................            .38%           .38%           .37%           .37%           .37%
 Ratio of expenses to average net assets
  (after waiver) ..............................            .25%           .25%           .24%           .24%           .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (before waiver) ..........           5.34%          5.12%          5.42%          5.00%          2.91%
 Ratio of net investment income, including
  realized and unrealized gains and losses, to
  average net assets (after waiver) ...........           5.47%          5.25%          5.55%          5.13%          3.04%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 1998

-----------------------------------------------------------------------------------------------------------------
                                                                            Interest     Maturity       Value
                       Face Amount                                            Rate*        Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------------
U.S.                  $ 45,000,000  Federal Farm Credit Banks ............ 5.90%         06/02/98   $ 45,013,849
Government              20,000,000  Federal Farm Credit Banks ............ 5.60          10/01/98     19,987,080
Agency                  25,000,000  Federal Farm Credit Banks ............ 5.65          01/04/99     24,977,500
Issues -- 53.7%         10,000,000  Federal Home Loan Banks .............. 5.91          06/11/98     10,004,912
                        25,000,000  Federal Home Loan Banks .............. 5.80          06/12/98     24,997,411
                        15,900,000  Federal Home Loan Banks .............. 5.63          06/15/98     15,899,882
                        10,000,000  Federal Home Loan Banks .............. 5.90          06/19/98      9,999,973
                        20,250,000  Federal Home Loan Banks .............. 5.80          12/18/98     20,257,290
                         7,000,000  Federal Home Loan Banks .............. 5.45          02/19/99      6,981,800
                        10,000,000  Federal Home Loan Banks .............. 5.56          03/25/99      9,984,200
                        50,000,000  Federal Home Loan Banks .............. 5.63          04/09/99     49,943,000
                         5,000,000  Federal Home Loan Banks .............. 5.86          01/20/00      5,004,700
                        10,000,000  Federal Home Loan Banks .............. 5.77          01/27/00      9,996,000
                         5,000,000  Federal Home Loan Banks .............. 5.75          03/16/00      4,995,000
                         5,845,000  Federal Home Loan Banks .............. 5.87          03/17/00      5,851,137
                        10,000,000  Federal Home Loan Banks .............. 5.87          04/20/00     10,011,600
                         5,000,000  Federal Home Loan Mortgage Corp.       5.69          08/21/98      4,999,285
                        10,000,000  Federal Home Loan Mortgage Corp.       5.00          12/15/98      9,955,000
                        10,000,000  Federal National Mortgage Assoc. ..... 5.68          07/31/98      9,997,920
                        10,000,000  Federal National Mortgage Assoc. ..... 5.38          02/12/99      9,968,600
                        20,000,000  Federal National Mortgage Assoc. ..... 5.52          03/26/99     19,961,320
                         2,200,000  Federal National Mortgage Assoc. ..... 5.88          08/10/99      2,201,192
                         5,550,000  Federal National Mortgage Assoc. ..... 6.00          10/26/99      5,566,411
                        13,900,000  Student Loan Marketing Assoc ......... 5.85          06/10/98     13,898,942
                        21,110,000  Student Loan Marketing Assoc ......... 5.40          02/10/99     21,047,092
                        25,000,000  Federal Farm Credit Banks D/N ........ 5.43          05/15/98     24,947,208
                        18,000,000  Federal Home Loan Banks D/N .......... 5.35          05/26/98     17,933,125
                         2,524,000  Federal Home Loan Banks D/N .......... 5.34          06/30/98      2,501,158
                        10,500,000  Federal Home Loan Banks D/N .......... 5.36          07/31/98     10,355,613
                         3,000,000  Federal Home Loan Banks D/N .......... 5.39          09/04/98      2,943,090
                         2,503,000  Federal Home Loan Banks D/N .......... 5.39          09/11/98      2,452,880
                        22,000,000  Federal Home Loan Mortgage Corp.
                                     D/N ................................. 5.40          05/04/98     21,990,100
                        60,000,000  Federal Home Loan Mortgage Corp.
                                     D/N ................................. 5.41          05/08/98     59,936,883
                       116,000,000  Federal Home Loan Mortgage Corp.
                                     D/N ................................. 5.41          05/13/98    115,790,813
                        75,000,000  Federal Home Loan Mortgage Corp.
                                     D/N ................................. 5.45          05/15/98     74,841,042

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1998

-----------------------------------------------------------------------------------------------------------------
                                                                            Interest    Maturity        Value
                    Face Amount                                              Rate*        Date        (Note 1a)
-----------------------------------------------------------------------------------------------------------------
U.S.               $ 10,500,000  Federal Home Loan Mortgage Corp.
Government                        D/N .................................... 5.44%       05/18/98    $   10,473,027
Agency               50,000,000  Federal Home Loan Mortgage Corp.
Issues                            D/N .................................... 5.41        05/20/98        49,857,236
(continued)          31,986,000  Federal Home Loan Mortgage Corp.
                                  D/N .................................... 5.44        05/20/98        31,894,165
                     50,000,000  Federal Home Loan Mortgage Corp.
                                  D/N .................................... 5.44        05/22/98        49,841,333
                     50,000,000  Federal Home Loan Mortgage Corp.
                                  D/N .................................... 5.42        06/19/98        49,631,139
                      1,000,000  Federal Home Loan Mortgage Corp.
                                  D/N .................................... 5.39        06/30/98           990,950
                     20,000,000  Federal National Mortgage Assoc. D/N .... 5.40        05/06/98        19,985,000
                     25,000,000  Federal National Mortgage Assoc. D/N .... 5.46        05/07/98        24,977,250
                     50,000,000  Federal National Mortgage Assoc. D/N .... 5.41        05/08/98        49,947,403
                      9,087,000  Federal National Mortgage Assoc. D/N .... 5.44        05/18/98         9,063,657
                     50,000,000  Federal National Mortgage Assoc. D/N .... 5.43        05/18/98        49,871,792
                     35,000,000  Federal National Mortgage Assoc. D/N .... 5.41        06/12/98        34,779,092
                     25,000,000  Federal National Mortgage Assoc. D/N .... 5.32        10/23/98        24,341,320
                     25,000,000  Federal National Mortgage Assoc. D/N .... 5.25        01/27/99        23,979,986
-----------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency Issues
                                 (Cost $1,135,028,255) ...................                          1,134,826,358
-----------------------------------------------------------------------------------------------------------------
U.S.                 40,000,000  Federal Farm Credit Banks ............... 5.54        01/14/99        39,990,441
Government           50,000,000  Federal Home Loan Banks ................. 5.45        08/04/98        49,986,192
Agency               20,000,000  Federal Home Loan Banks ................. 5.51        09/16/98        19,994,832
Issues --             3,000,000  Federal Home Loan Mortgage Corp. ........ 6.00        05/13/98         3,000,000
Variable             50,000,000  Federal Home Loan Mortgage Corp. ........ 5.49        01/26/99        49,974,369
Rate -- 17.3%        13,000,000  Federal National Mortgage Assoc. ........ 6.00        05/14/98        13,000,000
                    100,000,000  Federal National Mortgage Assoc. ........ 5.41        07/30/98        99,971,342
                     20,000,000  Federal National Mortgage Assoc. ........ 5.46        03/03/99        19,992,455
                     10,000,000  Student Loan Marketing Assoc. ........... 5.42        05/21/98         9,999,457
                     25,000,000  Student Loan Marketing Assoc. ........... 5.51        10/06/98        24,993,182
                     25,000,000  Student Loan Marketing Assoc. ........... 5.47        01/12/00        24,992,172
                     10,000,000  Student Loan Marketing Assoc. ........... 5.52        02/04/00         9,995,766
-----------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $365,890,208) .....................                            365,890,208
-----------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 1998

--------------------------------------------------------------------------------------------------------------
                                                                         Interest    Maturity        Value
                    Face Amount                                           Rate*        Date        (Note 1a)
--------------------------------------------------------------------------------------------------------------
Repurchase          $95,000,000  BZW Securities Inc.,
Agreements**--                    purchased on 04/30/98 ............... 5.55%       05/01/98    $   95,000,000
28.1%                95,000,000  Dean Witter Discover & Co.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     25,293,000  Goldman Sachs & Company,
                                  purchased on 04/30/98 ............... 5.44        05/01/98        25,293,000
                     95,000,000  Greenwich Capital Markets Inc.,
                                  purchased on 04/30/98 ............... 5.52        05/01/98        95,000,000
                     95,000,000  HSBC Securities Inc.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     95,000,000  Nomura Securities International, Inc.,
                                  purchased on 04/30/98 ............... 5.55        05/01/98        95,000,000
                     95,000,000  SBC Warburg Dillon Read Inc.,
                                  purchased on 04/30/98 ............... 5.51        05/01/98        95,000,000
--------------------------------------------------------------------------------------------------------------
                                 Total Repurchase Agreements
                                 (Cost $595,293,000) ..................                            595,293,000
--------------------------------------------------------------------------------------------------------------
                                 Total Investments -- 99.1%
                                 (Cost $2,096,211,463) ................                          2,096,009,566
--------------------------------------------------------------------------------------------------------------
                                 Other Assets Less
                                 Liabilities -- 0.9% ..................                             18,582,863
--------------------------------------------------------------------------------------------------------------
                                 Net Assets -- Equivalent to $1.00
                                 Per Share on 2,114,794,326 Shares
                                 of Beneficial Interest
                                 Outstanding -- 100.0% ................                         $2,114,592,429
==============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, unrealized depreciation amounted to $201,897 and is comprised of $69,038 of appreciation and $270,935 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity.
  U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 1998. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements .........  $  595,293,000
Investments in other marketable securities .........................   1,500,716,566
                                                                      --------------
   Total investments at value (identified cost $2,096,211,463) (Note 1a).............     $2,096,009,566
Cash ...............................................................                          12,931,898
Interest receivable ................................................                           6,613,612
Prepaid expense ....................................................                               4,431
                                                                                          --------------
   Total assets ....................................................                       2,115,559,507
                                                                                          --------------
Liabilities:
Advisory fee payable (Note 2) ......................................                             353,550
Accrued expenses ...................................................                             152,128
Dividends payable ..................................................                             461,400
                                                                                          --------------
   Total liabilities ...............................................                             967,078
                                                                                          --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price,
 based on 2,114,794,326 shares of beneficial interest outstanding) ..................     $2,114,592,429
                                                                                          ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .................................     $  110,719,788
                                                                             --------------
Expenses:
Investment advisory fee (Note 2) .......................    $  6,330,489
Registration fees ......................................         353,429
Dividend and transfer agency fees ......................         301,079
Accounting and custodian services ......................         182,278
Legal and audit fees ...................................         134,059
Trustees' fees (Note 5) ................................          18,363
Printing and shareholder reports .......................          16,328
Insurance ..............................................          10,011
Miscellaneous ..........................................           9,215
                                                            ------------
     Total expense .....................................       7,355,251
Waived investment advisory fee (Note 2) ................      (2,369,204)         4,986,047
                                                            ------------     --------------
     Net investment income .............................................        105,733,741
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         113,052
Net unrealized appreciation of investments .............         216,971
                                                            ------------
   Net realized and unrealized gain from investments ...................            330,023
                                                                             --------------
Net Increase in Net Assets Resulting From Operations ...................     $  106,063,764
                                                                             ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets

                                                                        Year Ended April 30,
                                                                      ------------------------
                                                                       1998              1997
                                                                ----------------- ------------------
Increase in Net Assets:
Operations:
Net investment income .........................................  $  105,733,741     $   97,235,269
Net realized gain from investment transactions ................         113,052            199,811
Net unrealized appreciation (depreciation) of investments .....         216,971           (227,150)
                                                                 --------------     --------------
Net increase in net assets resulting from operations ..........     106,063,764         97,207,930
Total declared as dividends to shareholders (Note 4) ..........    (105,846,793)       (97,435,080)
Capital share transactions (Note 3) ...........................      96,976,511        374,001,437
                                                                 --------------     --------------
Net increase in net assets ....................................      97,193,482        373,774,287
Net Assets:
Beginning of year .............................................   2,017,398,947      1,643,624,660
                                                                 --------------     --------------
End of year ...................................................  $2,114,592,429     $2,017,398,947
                                                                 ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights

                                                                             Year Ended April 30,
                                                                ---------------------------------------------
                                                       1998           1997           1996           1995           1994
                                                  -------------- -------------- -------------- -------------- --------------
Net Asset Value, beginning of period ..........     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
Income from Investment Operations:
 Net investment income ........................           .053           .052           .055           .049           .030
Less Distributions:
 Dividends from net investment income .........          (.053)         (.052)         (.055)         (.049)         (.030)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of period ................     $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ..................................           5.48%          5.31%          5.67%          4.99%          3.06%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............     $2,114,592     $2,017,399     $1,643,625     $1,601,085     $1,533,478
 Ratio of expenses to average net assets
  (before waiver) .............................            .37%           .38%           .38%           .37%           .38%
 Ratio of expenses to average net assets
  (after waiver) ..............................            .25%           .26%           .26%           .24%           .32%
 Ratio of net investment income, to average net
  assets (before waiver) ......................           5.24%          5.07%          5.37%          4.82%          2.83%
 Ratio of net investment income, to average net
  assets (after waiver) .......................           5.36%          5.19%          5.49%          4.95%          2.89%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 1998

-----------------------------------------------------------------------------------------------------------
                                                                       Interest     Maturity       Value
                       Face Amount                                       Rate*        Date       (Note 1a)
-----------------------------------------------------------------------------------------------------------
U.S.                  $  5,702,000  U.S. Treasury Bills ............. 5.12%        05/21/98    $  5,685,797
Government               7,475,000  U.S. Treasury Bills ............. 5.13         05/28/98       7,446,240
Issues -- 98.1%         69,488,000  U.S. Treasury Bills ............. 5.00         05/28/98      69,227,420
                        10,000,000  U.S. Treasury Bills ............. 5.14         06/04/98       9,951,455
                        93,638,000  U.S. Treasury Notes ............. 6.13         05/15/98      93,662,580
                        61,500,000  U.S. Treasury Notes ............. 9.00         05/15/98      61,580,322
                        85,000,000  U.S. Treasury Notes ............. 6.00         05/31/98      85,038,840
                        50,000,000  U.S. Treasury Notes ............. 6.25         06/30/98      50,937,500
                       130,000,000  U.S. Treasury Notes ............. 8.25         07/15/98     130,792,194
                        70,670,000  U.S. Treasury Notes ............. 5.25         07/31/98      70,670,000
                        84,466,000  U.S. Treasury Notes ............. 6.25         07/31/98      84,677,165
                        27,000,000  U.S. Treasury Notes ............. 5.88         08/15/98      27,033,750
                        25,000,000  U.S. Treasury Notes ............. 6.13         08/31/98      25,058,595
                        23,000,000  U.S. Treasury Notes ............. 6.00         09/30/98      23,052,109
-----------------------------------------------------------------------------------------------------------
                                    Total Investments -- 98.1%
                                    (Cost $743,874,141) .............                           744,813,967
-----------------------------------------------------------------------------------------------------------
                                    Other Assets Less
                                    Liabilities -- 1.9% .............                            14,382,891
-----------------------------------------------------------------------------------------------------------
                                    Net Assets -- Equivalent to $1.00
                                    Per Share on 758,257,032 Shares
                                    of Beneficial Interest
                                    Outstanding -- 100.0% ...........                          $759,196,858
===========================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 1998, net unrealized appreciation amounted to $939,826 and is comprised of $948,333 in appreciation and $8,507 in depreciation.

*U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund.
 U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $743,874,141) (Note 1a)....................   $744,813,967
Cash ..................................................................................        345,735
Interest receivable ...................................................................     14,452,318
Prepaid expense .......................................................................          1,391
                                                                                          ------------
   Total assets .......................................................................    759,613,411
                                                                                          ------------
Liabilities:
Advisory fee payable (Note 2) .........................................................        130,871
Dividends payable .....................................................................        231,138
Accrued expenses ......................................................................         54,544
                                                                                          ------------
    Total liabilities .................................................................        416,553
                                                                                          ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 758,257,032 shares of beneficial interest outstanding) ...............................   $759,196,858
                                                                                          ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ...............................     $35,145,485
                                                                           -----------
Expenses:
Investment advisory fee (Note 2) .......................    $2,294,733
Registration fees ......................................       166,174
Dividend and transfer agency fees ......................       100,281
Accounting and custodian services ......................        82,870
Legal and audit fees ...................................        12,789
Printing and shareholder reports .......................         6,891
Trustees' fees (Note 5) ................................         6,569
Insurance ..............................................         3,284
Miscellaneous ..........................................         3,760
                                                            ----------
     Total expense .....................................     2,677,351
Waived investment advisory fee (Note 2) ................      (974,269)      1,703,082
                                                            ----------     -----------
     Net investment income ...........................................      33,442,403
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........       384,816
Net unrealized appreciation of investments .............       886,152
                                                            ----------
   Net realized and unrealized gain from investments .................       1,270,968
                                                                           -----------
Net Increase in Net Assets Resulting From Operations .................     $34,713,371
                                                                           ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statements of Changes in Net Assets

                                                                     Year Ended April 30,
                                                                   ------------------------
                                                                     1998             1997
                                                               ---------------- ----------------
Increase in Net Assets:
Operations:
Net investment income ........................................  $  33,442,403    $  28,318,554
Net realized gain from investment transactions ...............        384,816          209,801
Net unrealized appreciation of investments ...................        886,152           63,853
                                                                -------------    -------------
Net increase in net assets resulting from operations .........     34,713,371       28,592,208
Total declared as dividends to shareholders (Note 4) .........    (33,827,219)     (28,528,355)
Capital share transactions (Note 3) ..........................    146,466,848       97,656,523
                                                                -------------    -------------
Net increase in net assets ...................................    147,353,000       97,720,376
Net Assets:
Beginning of year ............................................    611,843,858      514,123,482
                                                                -------------    -------------
End of year ..................................................  $ 759,196,858    $ 611,843,858
                                                                =============    =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights

                                                                          Year Ended April 30,
                                                             ---------------------------------------------
                                                        1998         1997         1996         1995         1994
                                                    ------------ ------------ ------------ ------------ ------------
Net Asset Value, beginning of period ............     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
Income from Investment Operations:
 Net investment income ..........................         .051         .049         .052         .045         .027
Less Distributions:
 Dividends from net investment income ...........        (.051)       (.049)       (.052)       (.045)       (.027)
                                                      --------     --------     --------     --------     --------
Net Asset Value, end of period ..................     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                      ========     ========     ========     ========     ========
Total Return ....................................         5.24%        5.08%        5.37%        4.68%        2.82%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ................     $759,197     $611,844     $514,123     $342,844     $266,953
 Ratio of expenses to average net assets
  (before waiver) ...............................          .41%         .42%         .41%         .44%         .45%
 Ratio of expenses to average net assets
  (after waiver) ................................          .26%         .27%         .26%         .29%         .39%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........         5.11%        4.85%        5.09%        4.58%        2.67%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........         5.26%        5.00%        5.24%        4.73%        2.73%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 1998

------------------------------------------------------------------------------------------------------
                                                                                              Value
                Face Amount                             Issue                               (Note 1a)
------------------------------------------------------------------------------------------------------
Arizona --      $13,000,000  Maricopa County, Arizona PCR (El Paso Electric Co.
2.7%                          Project) VRDN 4.05% due 07/01/2014 (a) ...................  $ 13,000,000
                             Salt River Project of Arizona, Agricultural Improvement
                              & Electrical Systems Revenue CP:
                 25,000,000   3.55% due 07/13/1998 .....................................    25,000,000
                 11,100,000   3.65% due 09/01/1998 .....................................    11,100,000
------------------------------------------------------------------------------------------------------
Colorado --      11,695,000  Denver, Colorado City & County Airport Revenue
1.4%                          (Municipal Securities Trust Receipts--SGA 18)
                              VRDN 4.20% due 11/15/2025 (a) ............................    11,695,000
                  7,000,000  Fort Morgan, Colorado Waterworks & Distribution
                              Enterprise Water Revenue VRDN 4.30% due
                              12/01/2017 (a) ...........................................     7,000,000
                  6,000,000  Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                              VRDN 4.40% due 12/01/2005 (a) ............................     6,000,000
------------------------------------------------------------------------------------------------------
District of      12,350,000  District of Columbia (Municipal Securities Trust
Columbia --                   Receipts--SGA 62) DDN 4.25%
5.0%                          due 06/01/2017 (a) .......................................    12,350,000
                             District of Columbia General Fund Recovery DDN:
                 32,200,000   (Series B-2) 4.35% due 06/01/2003 (a) ....................    32,200,000
                 37,200,000   (Series B-3) 4.35% due 06/01/2003 (a) ....................    37,200,000
                  9,200,000  District of Columbia Housing Finance Agency Mortgage
                              Revenue FXRDN 4.05% due 09/01/1998 .......................     9,200,000
------------------------------------------------------------------------------------------------------
Florida --       18,885,000  Broward County, Florida Professional Sports Facilities
9.7%                          Tax Revenue (Municipal Securities Trust Receipts--
                              SGA 38) VRDN 4.20% due 09/01/2021 (a) ....................    18,885,000
                             Florida Local Government Finance Authority Revenue
                              (Pooled Loan Note-Series A) CP:
                 15,000,000   3.60% due 07/29/1998 .....................................    15,000,000
                 25,000,000   3.70% due 09/01/1998 .....................................    25,000,000
                 24,265,000  Florida State Board of Education Capital Outlay
                              (Municipal Securities Trust Receipts--SGA 67)
                              DDN 4.25% due 06/01/2022 (a) .............................    24,265,000
                 10,700,000  Jacksonville, Florida Electric Authority Revenue CP
                              3.70% due 05/21/1998 .....................................    10,700,000
                  4,800,000  Lee County, Florida IDA Revenue (Raymond Building
                              Supply Corp.) VRDN 4.38% due 04/01/2017 (a) ..............     4,800,000
                  8,900,000  Sarasota County, Florida Health Facilities Authority
                              Hospital Revenue (Sarasota Memorial Hospital) CP
                              3.70% due 05/22/1998 .....................................     8,900,196
                             Sunshine State Governmental Financing Commission
                              Revenue (Series B) CP:
                 29,500,000   3.55% due 05/01/1998 .....................................    29,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

--------------------------------------------------------------------------------------------------------
                                                                                                Value
                 Face Amount                              Issue                               (Note 1a)
--------------------------------------------------------------------------------------------------------
Florida          $10,000,000   3.65% due 05/08/1998 ......................................  $ 10,000,000
(continued)       10,000,000   3.60% due 07/13/1998 ......................................    10,000,000
                  17,800,000  Tampa, Florida Sports Authority Revenue (Municipal
                               Securities Trust Receipts--SGA 61) DDN 4.25%
                               due 01/01/2027 (a) ........................................    17,800,000
--------------------------------------------------------------------------------------------------------
Georgia --         6,860,000  Albany & Dougherty County, Georgia Hospital Authority
4.0%                           Revenue (Phoebe Putney Memorial Hospital) VRDN
                               4.30% due 09/01/2026 (a) ..................................     6,860,000
                   5,400,000  Atlanta, Georgia Urban Residential Finance Authority M/F
                               Revenue (New Community East Lake Project) VRDN
                               4.20% due 11/01/2028 (a) ..................................     5,400,000
                   6,900,000  Atlanta, Georgia Urban Residential Finance Authority
                               Revenue (The Park at Lakewood) VRDN 4.20% due
                               11/01/2022 (a) ............................................     6,900,000
                  40,000,000  Burke County, Georgia Development Authority PCR CP
                               3.60% due 07/09/1998 ......................................    40,000,000
                   1,000,000  Columbus, Georgia Development Authority IDR (Georgia
                               Packaging Inc.) VRDN 4.40% due 01/01/2012 (a) .............     1,000,000
                   2,570,000  Eagles Tax-Exempt Trust--Georgia Residential Finance
                               Authority (Single Family) FXRDN 3.90%
                               due 06/01/1998 ............................................     2,570,000
                   9,000,000  La Grange, Georgia Development Authority IDR (Reltec
                               Corp. Project) VRDN 4.30% due 12/01/2021 (a) ..............     9,000,000
--------------------------------------------------------------------------------------------------------
Idaho --           3,840,000  Madison, Idaho Economic Development Corp. IDR (Floyd
0.2%                           Wilcox & Sons, Inc. Project) VRDN 4.38%
                               due 08/01/2012 (a) ........................................     3,840,000
--------------------------------------------------------------------------------------------------------
Illinois --        4,300,000  Chicago, Illinois IDR (Enterprise Center Project) VRDN
7.9%                           4.38% due 06/01/2022 (a) ..................................     4,300,000
                   6,700,000  Chicago, Illinois Solid Waste Disposal Facilities Revenue
                               (Groot Industries Inc.) VRDN 4.40% due 12/01/2015 (a) .....     6,700,000
                   3,325,000  Des Plaines, Illinois IDR (East Golf Road LLC Project)
                               VRDN 4.40% due 05/01/2017 (a) .............................     3,325,000
                   3,300,000  Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN
                               4.45% due 06/01/2025 (a) ..................................     3,300,000
                   2,300,000  Geneva, Illinois IDR (Continental Envelope Corp. Project)
                               VRDN 4.40% due 09/01/2006 (a) .............................     2,300,000
                   8,000,000  Illinois Health Facilities Authority Revenue (Evanston
                               Hospital Corp. Project) CP 3.85% due 02/01/1999 ...........     8,000,000
                  14,000,000  Illinois Health Facilities Authority Revenue (Resurrection
                               Health Care Systems) DDN 4.25% due 05/01/2011 (a) .........    14,000,000
                   9,700,000  Illinois Health Facilities Authority Revenue (Northwestern
                               Memorial Hospital) DDN 4.25% due 08/15/2025 (a) ...........     9,700,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                 Face Amount                               Issue                                (Note 1a)
----------------------------------------------------------------------------------------------------------
Illinois         $ 7,300,000  Illinois Health Facilities Authority Revenue
(continued)                    (Riverside Health Systems--Series B) VRDN
                               4.15% due 11/15/2016 (a) .....................................  $ 7,300,000
                   5,000,000  Illinois Health Facilities Authority Revenue (Pekin
                               Memorial Hospital) VRDN 4.20% due 08/15/2017 (a) .............    5,000,000
                  10,000,000  Illinois Health Facilities Authority Revenue (Friendship
                               Village--Series B) VRDN 4.20% due 12/01/2020 (a) .............   10,000,000
                  19,000,000  Illinois Health Facilities Authority Revenue (Little
                               Company of Mary Hospital & Health Care) VRDN
                               4.20% due 08/15/2021 (a) .....................................   19,000,000
                              Illinois Housing Development Authority Revenue
                               (Homeowner Mortgage) FXRDN:
                   8,250,000   (Series B-1) 4.10% due 07/07/1998 ............................    8,250,000
                  15,215,000   (Series B-2) 4.15% due 07/07/1998 ............................   15,215,000
                   1,055,000   (Series B) 3.85% due 04/29/1999 ..............................    1,053,485
                   6,160,000   (Series B-2) 3.85% due 04/29/1999 ............................    6,151,154
                   2,000,000  Illinois State Development Finance Authority
                               (CPR/Downers Grove Partnership) IDR VRDN 4.30%
                               due 12/01/2005 (a) ...........................................    2,000,000
                   1,700,000  Illinois State Development Finance Authority IDR (Revcor
                               Inc. Project) VRDN 4.25% due 06/01/2008 (a) ..................    1,700,000
                   3,245,000  Illinois State Development Finance Authority IDR
                               (Rockford College Project) VRDN 4.25% due
                               02/01/2001 (a) ...............................................    3,245,000
                   3,500,000  Illinois State Development Finance Authority IDR
                               (Design Automotive LLC Project) VRDN 4.40% due
                               06/01/2011 (a) ...............................................    3,500,000
                   2,500,000  Illinois State Educational Facilities Authority Revenue
                               (Art Institute of Chicago) VRDN 4.20% due
                               03/01/2027 (a) ...............................................    2,500,000
                   2,675,000  Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                               4.25% due 12/01/2014 (a) .....................................    2,675,000
                   4,000,000  Upper Illinois River Valley Authority, Solid Waste Disposal
                               Revenue (Exolon-Esk Co. Project) VRDN 4.30% due
                               12/01/2021 (a) ...............................................    4,000,000
----------------------------------------------------------------------------------------------------------
Indiana --         6,660,000  Anderson, Indiana EDR (Applecreek Commons L.P.)
4.6%                           VRDN 4.30% due 12/01/2027 (a) ................................    6,660,000
                   2,945,000  Bloomington, Indiana EDR (Bloomington Square Project)
                               VRDN 4.15% due 12/01/2008 (a) ................................    2,945,000
                   2,500,000  Connersville, Indiana EDR (Inland Southern Corp.
                               Project) VRDN 4.35% due 02/01/2012 (a) .......................    2,500,000
                   4,600,000  Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                               VRDN 4.38% due 08/01/2012 (a) ................................    4,600,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

-----------------------------------------------------------------------------------------------------
                                                                                             Value
                 Face Amount                             Issue                             (Note 1a)
-----------------------------------------------------------------------------------------------------
Indiana          $ 3,000,000  Greencastle, Indiana IDR (Crown Equipment Corp.
(continued)                    Project) VRDN 4.35% due 02/01/2011 (a) ..................  $ 3,000,000
                     840,000  Greendale, Indiana EDR (Pripak Inc. Project) VRDN
                               4.35% due 12/01/2003 (a) ................................      840,000
                  11,300,000  Indianapolis, Indiana Gas Utility Revenue CP 3.60% due
                               07/09/1998 ..............................................   11,300,000
                   2,600,000  Indiana State Development Finance Authority EDR
                               (Hart Housing Group Inc. Project) VRDN 4.38% due
                               06/01/2011 (a) ..........................................    2,600,000
                   3,300,000  Indiana State Development Finance Authority EDR
                               (Haulin Trailers Project) VRDN 4.40% due
                               12/01/2017 (a) ..........................................    3,300,000
                   2,245,000  Indiana State Development Finance Authority IDR
                               (Centurion Industries Inc. Project) VRDN 4.35% due
                               10/01/2005 (a) ..........................................    2,245,000
                   4,745,000  Indiana State Educational Facilities Authority Revenue
                               (Wesleyan University Project) VRDN 4.20% due
                               12/01/2015 (a) ..........................................    4,745,000
                  12,900,000  Indiana State Health Facilities Financing Authority
                               Revenue (Capital Access Designation Project) VRDN
                               4.15% due 04/01/2013 (a) ................................   12,900,000
                   5,000,000  Indiana State Health Facilities Financing Authority
                               Revenue (Hartsfield Village Project) VRDN 4.15% due
                               08/15/2027 (a) ..........................................    5,000,000
                  12,000,000  Jasper County, Indiana PCR (Northern Indiana Public
                               Service Co.) DDN 4.25% due 04/01/2019 (a) ...............   12,000,000
                   2,000,000  Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                               VRDN 4.25% due 10/01/2006 (a) ...........................    2,000,000
                   1,725,000  New Castle, Indiana EDR (Barden Homes Indiana Inc.)
                               VRDN 4.25% due 08/01/2010 (a) ...........................    1,725,000
                   2,385,000  Saint Joseph County, Indiana Hospital Authority (Madison
                               Center Inc. Project) VRDN 4.23% due 03/04/2015 (a) ......    2,385,000
                   2,000,000  Westfield, Indiana IDR (Standard Locknut Inc. Project)
                               VRDN 4.25% due 02/01/2002 (a) ...........................    2,000,000
-----------------------------------------------------------------------------------------------------
Kansas --         32,000,000  Butler County, Kansas Solid Waste Disposal &
1.8%                           Cogeneration Revenue (Texaco Refining & Marketing)
                               DDN 4.40% due 08/01/2024 (a) ............................   32,000,000
                   1,150,000  Spring Hill, Kansas IDR (Abrasive Engineering Project)
                               VRDN 4.25% due 10/01/2016 (a) ...........................    1,150,000
-----------------------------------------------------------------------------------------------------
Kentucky --        3,500,000  Graves County, Kentucky IDR (Seaboard Farms
3.7%                           Kentucky Inc. Project) VRDN 4.35% due
                               12/01/2012 (a) ..........................................    3,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------
                                                                                               Value
                 Face Amount                              Issue                              (Note 1a)
-------------------------------------------------------------------------------------------------------
Kentucky                      Jefferson County, Kentucky Industrial Building Revenue
(continued)                    (Thomas Development Project) VRDN:
                 $ 1,800,000   4.35% due 04/10/2010 (a) ..................................  $ 1,800,000
                   1,090,000   4.35% due 10/01/2011 (a) ..................................    1,090,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Calloway County Fire District) VRDN:
                   3,675,000   (Series D-1) 4.23% due 12/01/2031 (a) .....................    3,675,000
                     490,000   (Series D-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   3,810,000   (Series F-1) 4.23% due 12/01/2031 (a) .....................    3,810,000
                     490,000   (Series F-2) 4.23% due 12/01/2031 (a) .....................      490,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Lyon County Fire District) VRDN:
                   4,410,000   (Series G-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series G-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   4,410,000   (Series I-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series I-2) 4.23% due 12/01/2031 (a) .....................      490,000
                              Kentucky Area Development Districts Financing Trust Lease
                               Program Revenue (Symsonia County Fire District) VRDN:
                   4,410,000   (Series H-1) 4.23% due 12/01/2031 (a) .....................    4,410,000
                     490,000   (Series H-2) 4.23% due 12/01/2031 (a) .....................      490,000
                   1,300,000  Kentucky Economic Development Finance Authority
                               Revenue (Sisters of Charity) DDN 4.20% due
                               11/01/2020 (a) ............................................    1,300,000
                   9,835,000  Kentucky Economic Development Finance Authority
                               Hospital Facilities Revenue (St. Elizabeth's Medical
                               Center Inc.) VRDN 4.30% due 05/01/2017 (a) ................    9,835,000
                  19,500,000  Kentucky State Pollution Abatement and Water Resource
                               Finance Authority PCR (Toyota Motor) DDN 4.75% due
                               08/13/2006 (a) ............................................   19,500,000
                   5,500,000  Middletown, Kentucky Revenue (Christian Academy Project)
                               VRDN 4.15% due 07/01/2022 (a) .............................    5,500,000
-------------------------------------------------------------------------------------------------------
Louisiana --                  Calcasieu Parish Inc., Louisiana IDB Revenue (Citgo
3.1%                           Petroleum Corp. Project) DDN:
                   8,600,000   4.40% due 12/01/2024 (a) ..................................    8,600,000
                   6,500,000   4.40% due 03/01/2025 (a) ..................................    6,500,000
                  40,030,000  Saint James Parish, Louisiana PCR (Texaco Project) CP
                               3.65% due 05/12/1998 ......................................   40,030,000
-------------------------------------------------------------------------------------------------------
Maine --           2,530,000  Gray, Maine Revenue (Advance Realty Project) VRDN
0.6%                           4.40% due 10/11/2011 (a) ..................................    2,530,000
                   2,130,000  Lewiston, Maine Revenue (Geiger Brothers Project) VRDN
                               3.90% due 09/01/2004 (a) ..................................    2,130,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

-------------------------------------------------------------------------------------------------------
                                                                                               Value
                    Face Amount                            Issue                             (Note 1a)
-------------------------------------------------------------------------------------------------------
Maine               $ 4,155,000  Millinocket, Maine IDB Revenue (Gardner Chipmills
(continued)                       Project) VRDN 4.38% due 03/01/2005 (a) .................  $ 4,155,000
                      1,800,000  Saco, Maine IDR (First Light Technology Project) VRDN
                                  4.38% due 04/01/2007 (a) ...............................    1,800,000
-------------------------------------------------------------------------------------------------------
Maryland --           1,400,000  Anne Arundel County, Maryland EDR (Atlas Container
1.3%                              Corp. Project) VRDN 4.40% due 04/01/2006 (a) ...........    1,400,000
                     10,000,000  Gaithersburg, Maryland EDR (Asbury Methodist) VRDN
                                  4.20% due 07/01/2027 (a) ...............................   10,000,000
                      2,500,000  Maryland State Health & Higher Educational Facilities
                                  Authority Revenue (Helix Health Hospital) VRDN
                                  4.05% due 07/01/2026 (a) ...............................    2,500,000
                     10,000,000  Montgomery County, Maryland CP 3.70% due
                                  05/06/1998 .............................................   10,000,000
-------------------------------------------------------------------------------------------------------
Massachusetts --      8,670,875  Amesbury, Massachusetts BAN 4.25% due 10/01/1998 ........    8,678,548
6.6%                  3,000,000  Amesbury, Massachusetts BAN 4.20% due 10/01/1998 ........    3,003,650
                      7,659,000  Beverly, Massachusetts BAN 3.90% due 09/24/1998 .........    7,663,733
                      5,000,000  Central Berkshire Regional School District BAN 4.04%
                                  due 07/15/1998 .........................................    5,001,383
                      4,600,000  Fitchburg, Massachusetts RAN 4.25% due 06/30/1998 .......    4,602,220
                      9,000,000  Hamilton-Wenham, Massachusetts Regional School
                                  District BAN 4.30% due 05/21/1998 ......................    9,001,279
                     14,230,000  Massachusetts State GO (Tender Option) FXRDN 3.70%
                                  due 05/27/1998 .........................................   14,230,000
                     13,000,000  Massachusetts State Health & Educational Facilities
                                  Authority Revenue (Boston University--Series H) CP
                                  3.70% due 05/05/1998 ...................................   13,000,000
                      6,850,000  Massachusetts State Industrial Finance Agency IDR
                                  (Lightlife Foods Inc.) VRDN 4.05% due 12/01/2018 (a)        6,850,000
                      7,600,000  Norton, Massachusetts BAN 4.30% due 09/15/1998 ..........    7,612,512
                     16,000,000  Pioneer Valley Transit Authority RAN 4.25% due
                                  08/07/1998 .............................................   16,012,794
                     10,000,000  Springfield, Massachusetts BAN 4.25% due 11/20/1998 .....   10,021,425
                     13,800,000  Triton, Massachusetts Regional School District BAN
                                  4.00% due 04/16/1999 ...................................   13,831,759
-------------------------------------------------------------------------------------------------------
Michigan --          23,425,000  Michigan State Building Authority Revenue CP 3.80%
2.2%                              due 05/07/1998 .........................................   23,425,000
                     15,700,000  Michigan State Strategic Fund Limited Obligation
                                  Revenue (Consumers Power Co. Project) DDN 4.25%
                                  due 06/15/2010 (a) .....................................   15,700,000
-------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                    Face Amount                              Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Mississippi --                   Mississippi State Hospital Equipment & Facilities
1.1%                              Authority Revenue (North Mississippi Health
                                  Services) CP:
                    $ 8,000,000   (Series 1) 3.60% due 08/13/1998 ...........................  $ 8,000,000
                     12,000,000   (Series 1) 3.65% due 08/13/1998 ...........................   12,000,000
----------------------------------------------------------------------------------------------------------
Missouri --           1,075,000  Jefferson County, Missouri IDA Revenue (Sinclair & Rush
1.8%                              Inc. Project) VRDN 4.25% due 11/01/2001 (a) ...............    1,075,000
                      2,475,000  Missouri State Development Finance Board IDR
                                  (Filtration Group Inc.) VRDN 4.40% due
                                  03/01/2012 (a) ............................................    2,475,000
                     18,000,000  Missouri State Health & Educational Facilities Authority
                                  Revenue (Medical Research Facilities) VRDN 4.15%
                                  due 04/01/2038 (a) ........................................   18,000,000
                      8,000,000  Missouri State Housing Development Commission
                                  Mortgage Revenue (Series C) FXRDN 3.90% due
                                  04/01/1999 ................................................    8,000,000
                      2,100,000  Sikeston, Missouri IDA Revenue (Heritage American
                                  Homes LP/North Ridge Homes Inc. Project) VRDN
                                  4.38% due 07/01/2009 (a) ..................................    2,100,000
----------------------------------------------------------------------------------------------------------
New                   6,000,000  Littleton, New Hampshire BAN 4.00% due 07/30/1998 ..........    6,004,404
Hampshire --          9,830,000  New Hampshire Higher Educational & Health Facilities
1.6%                              Authority Revenue (Dartmouth Educational Loan Corp.)
                                  FXRDN 4.05% due 06/01/1998 ................................    9,830,000
                      1,180,000  New Hampshire State Business Finance Authority
                                  Revenue (Freed's Bakery Inc. Project) VRDN 4.38%
                                  due 05/02/2011 (a) ........................................    1,180,000
                      2,700,000  New Hampshire State Business Finance Authority
                                  Revenue (Hydra LLC Inc.) VRDN 4.40% due
                                  11/01/2006 (a) ............................................    2,700,000
                      6,400,000  New Hampshire State Business Finance Authority
                                  Revenue (Montgomery Wire Corp.) VRDN 4.40% due
                                  02/01/2014 (a) ............................................    6,400,000
                      3,000,000  Portsmouth, New Hampshire TAN 4.00% due
                                  06/30/1998 ................................................    3,002,194
----------------------------------------------------------------------------------------------------------
New Jersey --        18,720,000  Jersey City, New Jersey GO 4.25% due 01/15/1999 ............   18,761,425
1.0%
----------------------------------------------------------------------------------------------------------
New Mexico --                    New Mexico Mortgage Finance Authority (Single Family
0.5%                              Mortgage) FXRDN:
                      1,625,000   3.85% due 10/15/1998 ......................................    1,625,000
                      7,000,000   3.90% due 10/15/1998 ......................................    7,000,000
----------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

------------------------------------------------------------------------------------------------------
                                                                                               Value
                 Face Amount                             Issue                               (Note 1a)
------------------------------------------------------------------------------------------------------
New York --      $15,200,000  New York City, New York (Series D) VRDN 4.00% due
3.0%                           02/01/2021 (a) ...........................................  $15,200,000
                   8,705,000  New York, New York (Municipal Securities Trust
                               Receipts--SGA 63) DDN 4.25% due 02/15/2026 (a) ...........    8,705,000
                  30,000,000  New York City, New York Municipal Water Finance Authority
                               & Sewer Systems Revenue (Municipal Securities Trust
                               Receipts--SGB 26) VRDN 4.25% due 06/15/2029 (a) ..........   30,000,000
------------------------------------------------------------------------------------------------------
Ohio --            5,000,000  Cincinnati, Ohio City School District TAN 4.08% due
8.6%                           12/31/1998 ...............................................    5,015,516
                  14,575,000  Cleveland, Ohio City School District RAN/VRDN 4.25% due
                               06/01/2004 (a) ...........................................   14,575,000
                   3,500,000  Eagles Tax-Exempt Trust--Ohio Water Development
                               Authority (Ohio Edison) VRDN 4.20% due 07/01/2015 (a)          3,500,000
                  15,000,000  Eagles Tax-Exempt Trust--Cleveland Water FXRDN 3.60%
                               due 10/01/1998 ...........................................   15,000,000
                   5,305,000  Franklin County, Ohio M/F Revenue (Community
                               Housing Network) VRDN 4.20% due 03/01/2027 (a) ...........    5,305,000
                   8,750,000  Hamilton County, Ohio Hospital Facilities Revenue
                               (Children's Hospital Medical Center) VRDN 4.20% due
                               05/15/2017 (a) ...........................................    8,750,000
                  12,000,000  Lorain County, Ohio Hospital Revenue (Catholic Health
                               Care) CP 3.65% due 07/28/1998 ............................   12,000,000
                   5,000,000  Lorain County, Ohio Independent Living Facilities Revenue
                               (Elyria United Methodist Project) VRDN 4.20% due
                               06/01/2022 (a) ...........................................    5,000,000
                   4,470,000  Lucas-Beacon Place Housing Development Corp. M/F
                               Revenue (Beacon Place Apartments Project) FXRDN
                               3.70% due 09/15/1998 .....................................    4,470,000
                              Mahoning County, Ohio Health Care Facilities Revenue
                               (Shepherd of the Valley Lutheran Home & Retirement
                               Center) VRDN:
                   7,130,000   4.15% due 09/01/2020 (a) .................................    7,130,000
                   3,450,000   4.15% due 09/01/2022 (a) .................................    3,450,000
                   5,675,000  Mahoning County, Ohio Health Care Facilities Revenue
                               (Shepherds Woods Project) VRDN 4.20% due
                               09/01/2022 (a) ...........................................    5,675,000
                   3,500,000  Mentor, Ohio IDR (Risch Investments LTP/ Roll-Kraft Inc.
                               Project) VRDN 4.25% due 08/01/2017 (a) ...................    3,500,000
                  14,000,000  Middleburg Heights, Ohio Hospital Revenue (Southwest
                               General Health) VRDN 4.15% due 08/15/2022 (a) ............   14,000,000
                   7,500,000  Montgomery County, Ohio M/F Housing Revenue
                               (Timber Creek Village Apartments) FXRDN 3.80% due
                               03/01/2028 ...............................................    7,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

------------------------------------------------------------------------------------------------------
                                                                                               Value
                   Face Amount                            Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Ohio               $10,000,000  Montgomery County, Ohio Revenue (Miami Hospital--
(continued)                      Series B) CP 3.65% due 08/20/1998 ......................  $10,000,000
                     6,400,000  Ohio State Environmental Improvement Revenue (Mead
                                 Corp. Project) DDN 4.30% due 03/01/2023 (a) ............    6,400,000
                     1,205,000  Ohio State Higher Educational Facilities Commission
                                 Revenue (Ashland University Project) VRDN 4.20%
                                 due 09/01/2001 (a) .....................................    1,205,000
                    12,000,000  Ohio State Solid Waste Revenue (BP Exploration & Oil
                                 Project) DDN 4.35% due 02/01/2033 (a) ..................   12,000,000
                     4,585,000  Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                 Project) VRDN 4.35% due 10/01/2008 (a) .................    4,585,000
                     6,191,900  Wilmington, Ohio City School District BAN 4.30% due
                                 09/08/1998 .............................................    6,204,879
------------------------------------------------------------------------------------------------------
Oklahoma --          5,000,000  Muskogee, Oklahoma Industrial PCR (Oklahoma Gas &
0.3%                             Electric Co.) VRDN 4.45% due 01/01/2025 (a) ............    5,000,000
------------------------------------------------------------------------------------------------------
Pennsylvania --      1,200,000  Allegheny County, Pennsylvania IDA Revenue (Parkway
7.8%                             Center Mall Project) VRDN 4.15% due 05/01/2009 (a) .....    1,200,000
                    24,660,000  Dauphin County, Pennsylvania General Authority
                                 Revenue (School District Pooled Financing) VRDN 4.25%
                                 due 09/01/2032 (a) .....................................   24,660,000
                    15,000,000  Emmaus, Pennsylvania General Authority Local
                                 Government Revenue VRDN 4.10% due 12/01/2028 (a) .......   15,000,000
                    17,500,000  Harrisburg, Pennsylvania Authority Revenue (Pooled
                                 Financing Fund) VRDN 4.25% due 07/01/2021 (a) ..........   17,500,000
                    10,000,000  Lancaster, Pennsylvania Hospital Authority Revenue
                                 (Masonic Homes Project) VRDN 4.20% due
                                 07/01/2027 (a) .........................................   10,000,000
                                Montgomery County, Pennsylvania Higher Education &
                                 Health Authority Revenue (Higher Education & Health
                                 Loan) VRDN:
                    22,960,000   4.20% due 06/01/2021 (a) ...............................   22,960,000
                     4,800,000   4.20% due 08/01/2021 (a) ...............................    4,800,000
                     2,800,000  Montgomery County, Pennsylvania Higher Education &
                                 Health Authority Revenue (Philadelphia Presbytery)
                                 VRDN 4.20% due 07/01/2025 (a) ..........................    2,800,000
                    16,455,000  Pennsylvania State GO (Tender Option) VRDN 4.25%
                                 due 04/15/2002 (a) .....................................   16,455,000
                     5,000,000  Philadelphia, Pennsylvania TRAN 4.50% due
                                 06/30/1998 .............................................    5,003,950
                    21,000,000  Philadelphia, Pennsylvania School District TRAN 4.50%
                                 due 06/30/1998 .........................................   21,016,592
------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------
                                                                                                  Value
                     Face Amount                             Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Rhode Island --      $ 5,000,000  Bristol-Warren, Rhode Island Regional School District
1.3%                               BAN 4.25% due 07/16/1998 .................................  $ 5,002,495
                       3,800,000  Central Falls, Rhode Island BAN 4.25% due 09/24/1998 ......    3,802,180
                       6,900,000  Cumberland, Rhode Island (Series 1) BAN 4.25% due
                                   08/06/1998 ...............................................    6,906,243
                       2,500,000  Rhode Island State Industrial Facilities Corporation IDR
                                   (Capital Development Corp. Project) VRDN 3.80% due
                                   11/01/2005 (a) ...........................................    2,500,000
                       5,000,000  Rhode Island State Resource Recovery Corp. (Landfill
                                   Lease) GO 4.25% due 07/31/1998 ...........................    5,003,600
----------------------------------------------------------------------------------------------------------
South                    560,000  South Carolina Economic Development Authority IDR
Carolina --                        (Trimite Powders Inc. Project) FXRDN 4.13% due
1.1%                               09/01/1998 ...............................................      560,000
                      18,632,000  South Carolina State Public Service Authority Electrical
                                   Systems Revenue CP 3.65% due 09/10/1998 ..................   18,632,000
----------------------------------------------------------------------------------------------------------
Tennessee --          24,500,000  Clarksville, Tennessee Public Building Authority Revenue
2.9%                               (Pooled Financing) VRDN 4.10% due 11/01/2027 (a) .........   24,500,000
                       4,000,000  Coffee County, Tennessee Industrial Board Inc. IDR
                                   (Hillsdale Tool & Manufacturing Co. Project) VRDN
                                   4.35% due 06/01/2017 (a) .................................    4,000,000
                       9,500,000  Memphis & Shelby County, Tennessee Industrial Board
                                   PCR (Birmingham Steel Corp. Project) VRDN 4.35%
                                   due 10/01/2026 (a) .......................................    9,500,000
                       7,000,000  Montgomery County, Tennessee Public Building Authority
                                   (Pooled Financing Revenue) VRDN 4.10% due
                                   07/01/2015 (a) ...........................................    7,000,000
                       4,300,000  Nashville & Davidson County, Tennessee IDB Revenue
                                   (Gibson Guitar Project) VRDN 4.40% due
                                   03/01/2011 (a) ...........................................    4,300,000
                       2,700,000  Nashville & Davidson County, Tennessee IDB Revenue
                                   (Hickory M/F Housing Revenue) VRDN 4.20% due
                                   06/01/2015 (a) ...........................................    2,700,000
----------------------------------------------------------------------------------------------------------
Texas --                          Gulf Coast IDA Solid Waste Disposal Revenue (Citgo
6.3%                               Petroleum Corp. Project) DDN:
                      11,500,000   4.40% due 05/01/2025 (a) .................................   11,500,000
                      21,300,000   4.40% due 04/01/2026 (a) .................................   21,300,000
                       6,300,000  Harris County, Texas Health Facilities Development Corp.
                                   Revenue (Buckner Retirement Services Project) VRDN
                                   4.15% due 08/15/2026 (a) .................................    6,300,000
                       1,625,000  Montgomery County, Texas IDA Revenue (Sawyer
                                   Research Products Inc.) VRDN 4.38% due
                                   02/04/2015 (a) ...........................................    1,625,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

----------------------------------------------------------------------------------------------------------
                                                                                                 Value
                    Face Amount                             Issue                              (Note 1a)
----------------------------------------------------------------------------------------------------------
Texas               $ 4,800,000  Port Corpus Christi, Texas IDC Sewer & Solid Waste
(continued)                       Disposal Revenue (Citgo Petroleum Corp. Project) DDN
                                  4.40% due 04/01/2026 (a) .................................  $ 4,800,000
                     24,300,000  San Antonio, Texas Electric & Gas Revenue CP 3.70%
                                  due 05/01/1998 ...........................................   24,300,000
                                 San Antonio, Texas Water Revenue (Municipal Securities
                                  Trust Receipts) VRDN:
                     10,430,000   (SGA 41) 4.20% due 05/15/2021 (a) ........................   10,430,000
                      9,115,000   (SGA 42) 4.20% due 05/15/2026 (a) ........................    9,115,000
                     25,000,000  Texas Municipal Power Agency Revenue CP 3.75% due
                                  07/20/1998 ...............................................   25,000,000
----------------------------------------------------------------------------------------------------------
Utah --               8,400,000  Intermountain Power Agency Power Supply Revenue CP
1.3%                              3.65% due 09/11/1998 .....................................    8,400,000
                     15,000,000  Intermountain Power Agency Power Supply Revenue
                                  (Series F) FXRDN 3.45% due 09/15/1998 ....................   15,000,000
----------------------------------------------------------------------------------------------------------
Vermont --            2,400,000  Vermont IDA Revenue (Burlington Project) VRDN 4.20%
0.1%                              due 12/01/2011 (a) .......................................    2,400,000
----------------------------------------------------------------------------------------------------------
Virginia --           2,100,000  Brunswick County, Virginia IDA Exempt Facilities
0.1%                              Revenue (Aegis Waste Solutions Inc.) VRDN 4.20%
                                  due 01/01/2017 (a) .......................................    2,100,000
----------------------------------------------------------------------------------------------------------
Washington --         6,200,000  King County, Washington (Municipal Securities Trust
0.5%                              Receipts--SGA 19) VRDN 4.20% due 01/01/2027 (a) ..........    6,200,000
                      3,000,000  Pierce County, Washington Housing Authority Revenue
                                  (Eagles Watch Project) VRDN 4.13%
                                  due 09/01/2020 (a) .......................................    3,000,000
----------------------------------------------------------------------------------------------------------
West Virginia --      4,700,000  Preston County, West Virginia IDR (Allegheny Wood
0.5%                              Products Inc. Project) VRDN 4.25% due 12/01/2007 (a)           4,700,000
                      3,400,000  Randolph County, West Virginia IDR (Allegheny Wood
                                  Products Inc. Project) VRDN 4.25% due 12/01/2007 (a)           3,400,000
----------------------------------------------------------------------------------------------------------
Wisconsin --          1,360,000  Appleton, Wisconsin IDR (Valley Packaging Industries
2.2%                              Inc. Project) VRDN 4.15% due 02/01/2011 (a) ..............    1,360,000
                      3,700,000  Ashland, Wisconsin School District TRAN 4.10% due
                                  08/28/1998 ...............................................    3,701,156
                      4,900,000  D.C. Everest School District TRAN 4.13% due
                                  08/27/1998 ...............................................    4,901,356
                                 Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                  VRDN:
                      1,300,000   4.20% due 05/01/2003 (a) .................................    1,300,000
                      1,945,000   4.35% due 05/01/2003 (a) .................................    1,945,000
                      1,800,000  Elkhorn, Wisconsin School District TRAN 4.25% due
                                  08/27/1998 ...............................................    1,801,111

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 1998

------------------------------------------------------------------------------------------------------
                                                                                             Value
                 Face Amount                            Issue                              (Note 1a)
------------------------------------------------------------------------------------------------------
Wisconsin        $ 6,200,000  Franklin, Wisconsin School District TRAN 4.25% due
(continued)                    08/28/1998 ............................................  $    6,204,851
                   2,440,000  Milwaukee, Wisconsin Redevelopment Authority
                               Revenue (Jensar Corp. Project) VRDN 4.40% due
                               03/01/2007 (a) ........................................       2,440,000
                   3,200,000  Neenah, Wisconsin Joint School District TRAN 4.15%
                               due 08/31/1998 ........................................       3,202,187
                   1,125,000  Oshkosh, Wisconsin IDR (Automatic Handling Inc.)
                               VRDN 4.35% due 06/01/2006 (a) .........................       1,125,000
                     500,000  Plymouth, Wisconsin IDR (Great Lakes Cheese Inc.
                               Project) VRDN 4.25% due 08/01/2024 (a) ................         500,000
                   5,000,000  Sturtevant, Wisconsin IDR (Andis Co. Project-Series A)
                               VRDN 4.25% due 12/01/2016 (a) .........................       5,000,000
                   1,500,000  Tomah, Wisconsin School District TRAN 4.15% due
                               09/23/1998 ............................................       1,500,854
                   3,500,000  Two Rivers, Wisconsin Public School District TRAN
                               4.15% due 09/30/1998 ..................................       3,501,397
                   2,000,000  Two Rivers, Wisconsin Public School District BAN 4.05%
                               due 01/11/1999 ........................................       2,001,382
------------------------------------------------------------------------------------------------------
Wyoming --                    Laramie County, Wyoming IDR (Cheyenne Light Fuel &
1.8%                           Power Co.) VRDN:
                   3,500,000   4.35% due 09/01/2021 (a) ..............................       3,500,000
                   5,000,000   4.35% due 03/01/2027 (a) ..............................       5,000,000
                  24,200,000  Sweetwater County, Wyoming PCR (Idaho Power Co.
                               Project - Series B) DDN 4.30% due 07/15/2026 (a) ......      24,200,000
------------------------------------------------------------------------------------------------------
                              Total Investments (Cost $1,779,123,910) --  98.6% ......   1,779,123,910
------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities -- 1.4% ..................      25,317,699
------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00 Per Share on
                              1,804,571,031 Shares of Beneficial Interest
                              Outstanding -- 100.0% ..................................  $1,804,441,609
======================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 1998. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

Note--Cost for federal income tax purposes is the same as that shown above.
--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Fund

BAN     Bond Anticipation Notes
CP      Commercial Paper
DDN     Daily Demand Notes
EDR     Economic Development Revenue
FXRDN   Fixed Rate Demand Notes
GO      General Obligation
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corporation
IDR     Industrial Development Revenue
M/F     Multi-Family
PCR     Pollution Control Revenue
RAN     Revenue Anticipation Notes
TAN     Tax Anticipation Notes
TRAN    Tax Revenue Anticipation Notes
VRDN    Variable Rate Demand Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 1998
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................  $1,779,123,910
Cash ..............................................................................       1,264,577
Interest receivable ...............................................................      13,013,795
Receivable for investments sold ...................................................      11,480,000
Prepaid expense ...................................................................           2,189
                                                                                     --------------
   Total assets ...................................................................   1,804,884,471
                                                                                     --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         307,043
Accrued expenses ..................................................................          72,132
Dividends payable .................................................................          63,687
                                                                                     --------------
   Total liabilities ..............................................................         442,862
                                                                                     --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,804,571,031 shares of beneficial interest outstanding) .........................  $1,804,441,609
                                                                                     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
April 30, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ............................      $57,940,736
                                                                         -----------
Expenses:
Investment advisory fee (Note 2) ................    $  6,881,461
Registration fees ...............................         295,362
Dividend and transfer agency fees ...............         180,485
Accounting and custodian services ...............         145,562
Legal and audit fees ............................          29,623
Trustees' fees (Note 5) .........................          14,418
Printing and shareholder reports ................          12,272
Insurance .......................................           4,981
Miscellaneous ...................................           5,369
                                                     ------------
     Total expense ..............................       7,569,533
Waived investment advisory fee (Note 2) .........      (3,810,001)         3,759,532
                                                     ------------        -----------
     Net investment income ........................................       54,181,204
Net realized loss from investment transactions ....................          (15,572)
                                                                         -----------
Net Increase in Net Assets Resulting From Operations ..............      $54,165,632
                                                                         ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets

                                                                             Year Ended April 30,
                                                                    -------------------------------------
                                                                           1998                 1997
---------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ...........................................     $   54,181,204       $   27,969,532
Net realized loss from investment transactions ..................            (15,572)              (2,657)
                                                                      --------------       --------------
Net increase in net assets resulting from operations ............         54,165,632           27,966,875
Total declared as dividends to shareholders (Note 4) ............        (54,172,922)         (27,969,332)
Capital share transactions (Note 3) .............................        800,793,413          336,453,248
                                                                      --------------       --------------
Net increase in net assets ......................................        800,786,123          336,450,791
Net Assets:
Beginning of period .............................................      1,003,655,486          667,204,695
                                                                      --------------       --------------
End of period, including undistributed net investment income of
$134,601 and $134,573 and accumulated capital losses of $264,023
and $256,705 respectively (Note 1g and Note 4)...................     $1,804,441,609       $1,003,655,486
                                                                      ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

                                                                     Year Ended April 30,
                                                    -----------------------------------------------------
                                                         1998           1997          1996         1995
---------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..............   $     1.00     $     1.00     $   1.00     $   1.00
 Net investment income ............................          .04            .03          .04          .03
 Dividends from net investment income .............         (.04)          (.03)        (.04)        (.03)
                                                      ----------     ----------     --------     --------
Net Asset Value, end of period ....................   $     1.00     $     1.00     $   1.00     $   1.00
                                                      ==========     ==========     ========     ========
Total Return ......................................         3.59%          3.41%        3.68%        3.20%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..................   $1,804,442     $1,003,655     $667,205     $403,903
 Ratio of expenses to average net assets
  (before waiver) .................................          .49%           .52%         .54%         .56%
 Ratio of expenses to average net assets
  (after waiver) ..................................          .24%           .27%         .29%         .31%
 Ratio of net investment income, to average net
  assets (before waiver) ..........................         3.28%          3.12%        3.35%        2.90%
 Ratio of net investment income, to average net
  assets (after waiver) ...........................         3.53%          3.37%        3.60%        3.15%

                                                        Five Months         Year
                                                           Ended           Ended
                                                         April 30,      November 30,
                                                    ------------------ -------------
                                                           1994             1993
------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..............     $   1.00        $   1.00
 Net investment income ............................          .01             .02
 Dividends from net investment income .............         (.01)           (.02)
                                                       ---------        --------
Net Asset Value, end of period ....................     $   1.00        $   1.00
                                                        ========        ========
Total Return ......................................         2.14%(1)        2.14%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..................     $390,375        $278,697
 Ratio of expenses to average net assets
  (before waiver) .................................          .59%(1)         .62%
 Ratio of expenses to average net assets
  (after waiver) ..................................          .34%(1)         .45%
 Ratio of net investment income, to average net
  assets (before waiver) ..........................         1.92%(1)        1.96%
 Ratio of net investment income, to average net
  assets (after waiver) ...........................         2.17%(1)        2.13%

(1) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. On February 18, 1994 Merrill Lynch Institutional Tax-Exempt Fund was reorganized as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Deferred organization expenses are amortized over a period not exceeding five years. Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

 (g) During the year ended April 30, 1998, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $8,254 in both accumulated capital losses and undistributed net investment income as a result of a permanent difference arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other
Transactions with Affiliates

Fund Asset Management, L.P., a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                Percentage of Average Daily Net Assets
                               ------------------------------------------
Premier Institutional
Fund .......................    .15%
Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Government Fund
and Treasury Fund               .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000
Institutional
Tax-Exempt Fund                 .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice

 For the year ended April 30, 1998, FAM waived a portion of its fees amounting to $8,619,014 for the Institutional Fund, $2,369,204 for the Government Fund, $974,269 for the Treasury Fund and $3,810,001 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At April 30, 1998, capital paid-in aggregated $6,645,472,621 for Premier Institutional Fund, $7,373,694,806 for Institutional Fund, $2,114,794,326 for Government Fund, $758,257,032 for Treasury Fund and $1,804,571,031 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                             Year Ended         Period Ended
                                              April 30,          April 30,
Premier Institutional Fund                      1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   80,884,136,647     12,237,737,259
Shares issued to shareholders
 in reinvestment of dividends .........      239,118,722         32,118,561
                                          --------------     --------------
  Total ...............................   81,123,255,369     12,269,855,820
Shares redeemed .......................   77,301,915,817      9,445,822,751
                                          --------------     --------------
  Net increase ........................    3,821,339,552      2,824,033,069
                                          ==============     ==============

 Prior to January 27, 1997 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.

                                                   Year Ended April 30,
                                          --------------------------------------
Institutional Fund                              1998                 1997
---------------------------------------   ----------------   -------------------
Shares sold ...........................   42,976,137,621     67,124,483,921
Shares issued to shareholders
 in reinvestment of dividends .........      314,438,784        323,268,144
                                          --------------     --------------
  Total ...............................   43,290,576,405     67,447,752,065
Shares redeemed .......................   42,118,189,627     68,867,606,220
                                          --------------     --------------
  Net increase (decrease) .............    1,172,386,778     (1,419,854,155)
                                          ==============     ==============

                                                  Year Ended April 30,
                                          ------------------------------------
Government Fund                                 1998                1997
---------------------------------------   ----------------   -----------------
Shares sold ...........................   11,216,903,849     13,658,666,165
Shares issued to shareholders
 in reinvestment of dividends .........      100,120,146         92,067,429
                                          --------------     --------------
  Total ...............................   11,317,023,995     13,750,733,594
Shares redeemed .......................   11,220,047,484     13,376,732,157
                                          --------------     --------------
  Net increase ........................       96,976,511        374,001,437
                                          ==============     ==============

                                                 Year Ended April 30,
                                          -----------------------------------
Treasury Fund                                   1998               1997
---------------------------------------   ----------------   ----------------
Shares sold ...........................    4,496,611,001      3,277,418,270
Shares issued to shareholders
 in reinvestment of dividends .........       31,614,356         27,446,045
                                          --------------     --------------
  Total ...............................    4,528,225,357      3,304,864,315
Shares redeemed .......................    4,381,758,509      3,207,207,792
                                          --------------     --------------
  Net increase ........................      146,466,848         97,656,523
                                          ==============     ==============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                             Year Ended April 30,
Institutional                         ----------------------------------
Tax-Exempt Fund                             1998              1997
-----------------------------------   ---------------   ----------------
Shares sold .......................   9,422,006,794     5,129,231,992
Shares issued to shareholders
 in reinvestment of dividends .....      50,969,555        26,648,229
                                      -------------     -------------
  Total ...........................   9,472,976,349     5,155,880,221
Shares redeemed ...................   8,672,182,936     4,819,426,973
                                      -------------     -------------
  Net increase ....................     800,793,413       336,453,248
                                      =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total of net investment income, plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment incomeexcluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1998, the Institutional Tax-Exempt Fund had net capital loss carryovers of $248,451 of which $90,891 expire in the year 2001, $17,520 expire in 2002 and $140,040 expire in 2003.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $30,000 by the Trust. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Trustees and Shareholders of
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrill Lynch Funds For Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), as of April 30, 1998, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at April 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds For Institutions Series at April 30, 1998, the results of their operations, the changes in their net assets, and their financial highlights for each of the respective periods presented in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 1998
                                       47
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[Back cover]
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ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8500
Boston, Massachusetts 02266-8500

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
125 Summer Street
Boston, Massachusetts 02110-1617

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds is neither insured nor guaranteed by the U.S. Government.

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

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[Front cover]

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Merrill Lynch
Funds For Institutions Series
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Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

Annual Report
April 30, 1998